UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1. Schedules of Investments

Schedule of Investments

AGIC Emerging Markets Opportunities

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.1%
Brazil—15.6%
Banco do Brasil S.A.	215,809	$3,068
BR Malls Participacoes S.A.	104,700	1,365
BRF - Brasil Foods S.A.	62,800	1,238
Cia de Saneamento Basico do Estado de Sao Paulo ADR	13,200	1,011
Cia de Saneamento de Minas Gerais	21,800	508
Cielo S.A.	29,700	1,007
Cosan S.A. Industria e Comercio	49,800	926
EDP - Energias do Brasil S.A.	30,100	691
Iochpe-Maxion S.A.	22,300	440
Petroleo Brasileiro S.A. ADR	72,600	1,928
Petroleo Brasileiro S.A. ADR, Class A	37,400	956
Tim Participacoes S.A. ADR	60,059	1,938
Ultrapar Participacoes S.A.	34,100	747
Vale S.A. ADR	70,200	1,638

		17,461

China—17.6%
Baidu, Inc. ADR (c)	8,900	1,297
Bank of China Ltd., Class H	788,000	317
China Construction Bank Corp., Class H	1,991,000	1,539
China Mobile Ltd.	220,500	2,428
China Petroleum & Chemical Corp., Class H	3,172,000	3,450
CNOOC Ltd.	294,000	602
Dongfeng Motor Group Co., Ltd., Class H	646,000	1,169
Dongyue Group	847,000	776
Geely Automobile Holdings Ltd.	545,000	213
Great Wall Motor Co., Ltd. (c)	446,000	870
Industrial & Commercial Bank of China, Class H	2,854,300	1,841
Lenovo Group Ltd.	2,584,000	2,325
Longfor Properties Co., Ltd.	616,000	861
PetroChina Co., Ltd., Class H	656,000	920
Shanghai Industrial Holdings Ltd.	84,000	258
Skyworth Digital Holdings Ltd.	1,698,000	793

		19,659

Colombia—2.2%
Ecopetrol S.A. ADR	39,600	2,419

Hong Kong—2.3%
Galaxy Entertainment Group Ltd. (c)	141,000	388
Great Eagle Holdings Ltd.	89,000	252
Jardine Matheson Holdings Ltd.	5,200	260
Li & Fung Ltd.	222,000	508
Link REIT	310,000	1,154

		2,562

	Shares	Value* (000s)
Hungary—0.5%
MOL Hungarian Oil and Gas PLC (c)	6,429	$536

India—4.5%
Apollo Tyres Ltd.	767,805	1,204
Cairn India Ltd. (c)	61,660	403
Hexaware Technologies Ltd.	158,258	364
ITC Ltd.	107,363	476
State Bank of India	11,749	483
Tata Motors Ltd.	383,231	2,071

		5,001

Indonesia—2.6%
Alam Sutera Realty Tbk PT	4,171,000	283
Astra Agro Lestari Tbk PT	137,000	351
Bank Rakyat Indonesia Persero Tbk PT	1,776,500	1,354
United Tractors Tbk PT	246,000	889

		2,877

Italy—0.7%
Prada SpA (c)	120,300	783

Korea (Republic of)—17.2%
Daesang Corp.	25,780	357
Daum Communications Corp.	2,999	315
Hyundai Home Shopping Network Corp.	1,733	206
Hyundai Motor Co.	12,044	2,487
Kia Motors Corp.	7,705	506
Korea Gas Corp.	10,200	389
Korea Zinc Co., Ltd.	4,430	1,529
KT&G Corp.	4,742	336
LG Display Co., Ltd. (c)	40,690	954
LG Fashion Corp.	7,280	257
Paradise Co., Ltd.	58,846	457
Samsung Electronics Co., Ltd.	6,985	7,879
Shinhan Financial Group Co., Ltd.	29,687	1,150
Woori Finance Holdings Co., Ltd.	207,150	2,392

		19,214

Malaysia—0.6%
Telekom Malaysia Bhd.	201,500	351
UMW Holdings Bhd.	139,900	334

		685

Mexico—2.2%
Alfa SAB De C.V.	97,800	1,408
Grupo Mexico SAB de C.V., Ser. B	261,300	825
Grupo Modelo SAB de C.V., Ser. C	33,600	236

		2,469

Peru—0.4%
Cia de Minas Buenaventura S.A. ADR	12,400	500

Schedule of Investments

AGIC Emerging Markets Opportunities

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Philippines—0.2%
Metropolitan Bank & Trust	129,350	$264

Poland—0.4%
Synthos S.A.	207,868	420

Russian Federation—6.3%
Gazprom OAO ADR	154,306	1,887
Lukoil OAO ADR	62,312	3,789
NovaTek OAO GDR	3,965	537
Sberbank of Russian Federation (a)	245,071	787

		7,000

South Africa—6.6%
AVI Ltd.	42,538	258
Bidvest Group Ltd.	25,500	599
Imperial Holdings Ltd.	56,557	1,146
Life Healthcare Group Holdings Ltd.	221,819	724
MTN Group Ltd.	115,080	2,029
Sanlam Ltd.	158,094	685
Sasol Ltd.	31,722	1,539
Spar Group Ltd.	29,318	443

		7,423

Taiwan—10.9%
Acer, Inc.	1,322,000	1,759
Asustek Computer, Inc.	252,000	2,386
Chipbond Technology Corp.	695,000	904
Far EasTone Telecommunications Co., Ltd.	255,000	524
Hon Hai Precision Industry Co., Ltd.	741,000	2,885
Pegatron Corp.	502,000	786
Phison Electronics Corp.	82,000	701
Radiant Opto-Electronics Corp.	77,000	344
Realtek Semiconductor Corp.	354,000	649
Springsoft, Inc.	162,000	252
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,200	584
Wistron Corp.	289,000	438

		12,212

Thailand—2.1%
Charoen Pokphand Foods PCL	729,200	882
LPN Development PCL NVDR	938,600	472
Shin Corp PCL NVDR	335,500	642
Thanachart Capital PCL NVDR	326,600	355

		2,351

Turkey—2.7%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (c)	456,613	241
Koza Altin Isletmeleri AS	27,534	523
Turk Hava Yollari (c)	1,354,976	1,980
Turkiye Sise ve Cam Fabrikalari AS	165,064	314

		3,058

	Shares	Value* (000s)
United Kingdom—0.5%
British American Tobacco PLC	11,406	$576

Total Common Stock (cost—$93,096)		107,470

PREFERRED STOCK—1.3%
Brazil—0.2%
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	10,300	217

Russian Federation—1.1%
Surgutneftegas OJSC (a)	1,753,078	1,245

Total Preferred Stock (cost—$1,228)		1,462

WARRANTS—0.0%

	Units
Malaysia—0.0%
Kulim Malaysia Bhd., expires 2/27/16 (c) (cost—$1)	47,150	15

	Principal Amount (000s)
Repurchase Agreements—1.4%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $1,532; collateralized by Fannie Mae, 4.00%, due 11/4/26, valued at $1,564 including accrued interest (cost—$1,532)	$1,532	1,532

Total Investments (cost—$95,857) (b)—98.8%		110,479

Other assets less liabilities—1.2%		1,336

Net Assets—100.0%		$111,815

Notes to Schedule of Investments

(amounts in thousands):

(a)	Fair-Valued—Securities with an aggregate value of $2,032, representing 1.8% of net assets.

Schedule of Investments

AGIC Emerging Markets Opportunities

March 31, 2012 (unaudited) (continued)

(b)	Securities with an aggregate value of $77,291, representing 69.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AGIC Global

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.3%
Australia—2.1%
Rio Tinto Ltd.	8,137	$552

Belgium—1.6%
Anheuser-Busch InBev NV	5,897	430

Brazil—1.8%
Banco do Brasil S.A.	32,600	464

Canada—4.0%
Cogeco Cable, Inc.	11,390	598
Potash Corp. of Saskatchewan, Inc.	10,000	457

		1,055

France—6.2%
Danone	7,141	498
Ingenico	15,190	735
Schneider Electric S.A.	6,339	415

		1,648

Germany—1.8%
Kabel Deutschland Holding AG (b)	7,860	485

Indonesia—1.4%
Bank Mandiri Persero Tbk PT	479,000	359

Israel—1.8%
Teva Pharmaceutical Industries Ltd. ADR	10,600	478

Italy—5.0%
Davide Campari-Milano SpA	35,845	244
Intesa Sanpaola SpA	290,747	521
Prada SpA (b)	84,700	551

		1,316

Japan—5.1%
FANUC Corp.	3,100	555
Honda Motor Co., Ltd.	12,200	470
Resona Holdings, Inc.	72,000	333

		1,358

Malaysia—1.4%
CIMB Group Holdings Bhd.	147,500	370

Norway—1.2%
DNB ASA	25,465	328

Singapore—1.4%
United Overseas Bank Ltd.	26,000	380

	Shares	Value* (000s)
Sweden—1.4%
Atlas Copco AB, Class A	15,129	$366

Thailand—1.2%
Kasikornbank PCL NVDR	63,900	319

United Kingdom—15.1%
ARM Holdings PLC	67,709	639
BG Group PLC	17,733	411
Croda International PLC	14,984	505
Hikma Pharmaceuticals PLC	28,982	315
IG Group Holdings PLC	58,849	424
John Wood Group PLC	39,519	453
Johnson Matthey PLC	11,758	443
Petrofac Ltd.	19,422	541
Weir Group PLC	9,970	281

		4,012

United States—43.8%
American Water Works Co., Inc.	18,400	626
Apple, Inc. (b)	1,600	959
Cameron International Corp. (b)	9,200	486
Caterpillar, Inc.	3,700	394
Cinemark Holdings, Inc.	26,200	575
Colgate-Palmolive Co.	6,400	626
Covidien PLC	9,600	525
Discover Financial Services	20,900	697
Ecolab, Inc.	13,000	802
EI Du Pont de Nemours & Co.	11,400	603
Halliburton Co.	10,300	342
HCA Holdings, Inc.	18,700	463
JPMorgan Chase & Co.	12,100	556
Kosmos Energy Ltd. (b)	14,700	195
Merck & Co., Inc.	12,700	488
Nike, Inc., Class B	4,500	488
Occidental Petroleum Corp.	5,800	552
Oracle Corp.	20,000	583
Plains Exploration & Production Co. (b)	13,200	563
Sensata Technologies Holding NV (b)	19,800	663
WABCO Holdings, Inc. (b)	6,800	411

		11,597

Total Common Stock (cost—$19,910)		25,517

PREFERRED STOCK—1.3%
Germany—1.3%
Henkel AG & Co. KGaA (cost—$223)	4,683	343

Schedule of Investments

AGIC Global

March 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—1.8%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $464; collateralized by Fannie Mae, 4.00%, due 11/4/26, valued at $474 including accrued interest (cost—$464)	$464	$464

Total Investments (cost—$20,597) (a)—99.4%		26,324

Other assets less liabilities—0.6%		168

Net Assets—100.0%		$26,492

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $12,266, representing 46.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

Schedule of Investments

AGIC Growth

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.8%
Aerospace & Defense—2.1%
Precision Castparts Corp.	80,070	$13,844

Air Freight & Logistics—1.8%
FedEx Corp.	127,889	11,761

Beverages—2.5%
Coca-Cola Co.	218,750	16,190

Biotechnology—3.4%
Celgene Corp. (a)	137,560	10,664
Gilead Sciences, Inc. (a)	240,880	11,767

		22,431

Chemicals—3.3%
CF Industries Holdings, Inc.	68,030	12,426
Monsanto Co.	114,318	9,118

		21,544

Communications Equipment—3.4%
QUALCOMM, Inc.	331,760	22,566

Computers & Peripherals—11.5%
Apple, Inc. (a)	100,780	60,414
EMC Corp. (a)	499,994	14,940

		75,354

Construction & Engineering—1.6%
Fluor Corp.	174,810	10,496

Consumer Finance—1.4%
Capital One Financial Corp.	167,150	9,317

Diversified Financial Services—2.9%
IntercontinentalExchange, Inc. (a)	33,250	4,569
JPMorgan Chase & Co.	316,420	14,549

		19,118

Energy Equipment & Services—3.4%
Schlumberger Ltd.	177,840	12,436
Weatherford International Ltd. (a)	634,510	9,575

		22,011

Financial Services—2.6%
Visa, Inc., Class A	142,030	16,760

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	106,100	9,634

Health Care Equipment & Supplies—1.8%
Stryker Corp.	207,690	11,523

Health Care Providers & Services—3.5%
CIGNA Corp.	202,280	9,962

	Shares	Value* (000s)

Express Scripts, Inc. (a)	239,830	$12,994

		22,956

Hotels, Restaurants & Leisure—3.8%
Las Vegas Sands Corp.	167,800	9,660
Starbucks Corp.	274,900	15,364

		25,024

Household Products—1.4%
Clorox Co.	130,100	8,944

Industrial Conglomerates—3.4%
General Electric Co.	538,350	10,805
Tyco International Ltd.	204,140	11,468

		22,273

Internet Software & Services—3.4%
Baidu, Inc. ADR (a)	59,100	8,615
Google, Inc., Class A (a)	21,560	13,825

		22,440

IT Services—4.5%
International Business Machines Corp.	60,400	12,602
Paychex, Inc.	263,880	8,178
Teradata Corp. (a)	127,340	8,678

		29,458

Machinery—1.7%
Caterpillar, Inc.	104,220	11,102

Media—2.4%
CBS Corp., Class B	473,600	16,060

Metals & Mining—1.3%
Freeport-McMoRan Copper & Gold, Inc.	231,360	8,801

Multiline Retail—2.2%
Macy’s, Inc.	361,790	14,374

Oil, Gas & Consumable Fuels—6.7%
EOG Resources, Inc.	153,400	17,043
Exxon Mobil Corp.	148,543	12,883
Pioneer Natural Resources Co.	128,000	14,283

		44,209

Personal Products—1.9%
Estee Lauder Cos., Inc., Class A	196,300	12,159

Pharmaceuticals—1.7%
Perrigo Co.	110,710	11,437

Real Estate Investment Trust—1.2%
American Tower Corp.	125,000	7,878

Road & Rail—2.0%
Union Pacific Corp.	123,423	13,266

Schedule of Investments

AGIC Growth

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Semiconductors & Semiconductor Equipment—2.5%
ARM Holdings PLC ADR	271,370	$7,677
Broadcom Corp., Class A (a)	219,950	8,644

		16,321

Software—7.2%
Citrix Systems, Inc. (a)	129,493	10,218
Intuit, Inc.	107,300	6,452
Microsoft Corp.	633,900	20,443
VMware, Inc., Class A (a)	90,630	10,184

		47,297

Specialty Retail—4.4%
Home Depot, Inc.	300,000	15,093
TJX Cos., Inc.	344,800	13,692

		28,785

Textiles, Apparel & Luxury Goods—1.4%
Ralph Lauren Corp.	51,490	8,976

Total Investments (cost—$481,155)—99.8%		654,309

Other assets less liabilities—0.2%		990

Net Assets—100.0%		$655,299

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Income & Growth

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—33.0%
Aerospace & Defense—1.4%
L-3 Communications Holdings, Inc. (f)	78,700	$5,570
Textron, Inc. (f)	300,900	8,374

		13,944

Auto Components—0.7%
Johnson Controls, Inc.	208,400	6,769

Automobiles—0.9%
Ford Motor Co. (f)	661,300	8,260

Beverages—2.6%
Coca-Cola Co.	118,500	8,770
Molson Coors Brewing Co., Class B	184,800	8,362
PepsiCo, Inc.	127,400	8,453

		25,585

Biotechnology—0.8%
Gilead Sciences, Inc. (g)	153,300	7,489

Chemicals—0.8%
Monsanto Co. (f)	100,700	8,032

Communications Equipment—1.8%
Harris Corp. (f)	183,900	8,290
QUALCOMM, Inc. (f)	131,500	8,945

		17,235

Computers & Peripherals—2.0%
Apple, Inc. (f)(g)	16,800	10,071
EMC Corp. (f)(g)	307,000	9,173

		19,244

Construction & Engineering—0.6%
Fluor Corp. (f)	91,300	5,482

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.	162,500	6,212

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp., Class A (f)	146,500	8,756

Energy Equipment & Services—1.9%
Diamond Offshore Drilling, Inc.	75,700	5,053
National-Oilwell Varco, Inc.	93,000	7,391
Schlumberger Ltd. (f)	92,000	6,433

		18,877

Food Products—0.3%
Archer-Daniels-Midland Co.	85,928	2,720

Health Care Equipment & Supplies—0.8%
Baxter International, Inc. (f)	137,500	8,220

	Shares	Value* (000s)
Health Care Providers & Services—0.8%
McKesson Corp. (f)	93,500	$8,206

Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.	82,700	8,113

Household Products—0.8%
Procter & Gamble Co.	121,900	8,193

Industrial Conglomerates—0.7%
General Electric Co. (f)	356,422	7,153

Insurance—0.9%
Prudential Financial, Inc. (f)	132,400	8,393

Internet & Catalog Retail—0.9%
Amazon.com, Inc. (g)	43,500	8,809

Internet Software & Services—0.8%
Google, Inc., Class A (f)(g)	12,825	8,224

IT Services—0.9%
International Business Machines
Corp. (f)	41,900	8,742

Machinery—2.0%
AGCO Corp. (f)(g)	136,200	6,430
Deere & Co.	88,300	7,143
Joy Global, Inc.	75,100	5,520

		19,093

Metals & Mining—0.6%
Freeport-McMoRan Copper & Gold, Inc.	163,500	6,220

Multiline Retail—0.9%
Target Corp. (f)	148,000	8,624

Oil, Gas & Consumable Fuels—1.7%
Occidental Petroleum Corp.	67,500	6,428
Peabody Energy Corp.	141,400	4,095
Valero Energy Corp. (f)	249,800	6,437

		16,960

Pharmaceuticals—0.8%
Bristol-Myers Squibb Co. (f)	229,900	7,759
Merck & Co., Inc.	9,437	363

		8,122

Semiconductors & Semiconductor Equipment—1.7%
Intel Corp. (f)	290,600	8,169
Texas Instruments, Inc. (f)	246,300	8,278

		16,447

Schedule of Investments

AGIC Income & Growth

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Software—1.7%
Microsoft Corp. (f)	268,200	$8,649
Oracle Corp. (f)	265,900	7,754

		16,403

Specialty Retail—0.9%
Home Depot, Inc. (f)	173,200	8,714

Total Common Stock (cost—$348,690)		323,241

	Principal Amount (000s)
CORPORATE BONDS & NOTES—31.6%
Aerospace & Defense—1.2%
AAR Corp. (a)(b), 7.25%, 1/15/22	$3,380	3,456
BE Aerospace, Inc., 8.50%, 7/1/18	2,000	2,220
TransDigm, Inc., 7.75%, 12/15/18	2,600	2,828
Triumph Group, Inc., 8.00%, 11/15/17	2,875	3,148

		11,652

Apparel & Textiles—0.4%
Quiksilver, Inc., 6.875%, 4/15/15	3,645	3,682

Automotive—2.1%
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	4,090	4,233
Chrysler Group LLC, 8.25%, 6/15/21	2,870	2,913
Commercial Vehicle Group, Inc. (a)(b), 7.875%, 4/15/19	3,790	3,847
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	3,330	3,597
Jaguar Land Rover PLC (a)(b), 7.75%, 5/15/18	1,575	1,622
Navistar International Corp., 8.25%, 11/1/21	3,183	3,485
Titan International, Inc., 7.875%, 10/1/17	1,115	1,193

		20,890

Building & Construction—0.8%
Beazer Homes USA, Inc., 9.125%, 5/15/19	1,510	1,306
KB Home, 8.00%, 3/15/20	2,195	2,179

	Principal Amount (000s)	Value* (000s)
Standard Pacific Corp., 8.375%, 5/15/18	$4,270	$4,563

		8,048

Building Products—0.3%
Gibraltar Industries, Inc., 8.00%, 12/1/15	3,110	3,203
Louisiana-Pacific Corp., 13.00%, 3/15/17	228	222

		3,425

Chemicals—0.2%
Omnova Solutions, Inc., 7.875%, 11/1/18	1,505	1,449

Commercial Services—4.2%
Avis Budget Car Rental LLC, 7.75%, 5/15/16	3,065	3,157
9.75%, 3/15/20	1,000	1,097
Cardtronics, Inc., 8.25%, 9/1/18	3,600	3,982
Cenveo Corp. (a)(b), 11.50%, 5/15/17	4,545	4,204
Deluxe Corp., 7.00%, 3/15/19	2,465	2,564
Emergency Medical Services Corp., 8.125%, 6/1/19	4,390	4,533
ExamWorks Group, Inc. (a)(b), 9.00%, 7/15/19	4,575	4,575
Hertz Corp., 6.75%, 4/15/19	1,480	1,539
6.75%, 4/15/19 (a)(b)	940	978
Interactive Data Corp., 10.25%, 8/1/18	960	1,090
Monitronics International, Inc. (a)(b), 9.125%, 4/1/20	3,155	3,210
National Money Mart Co., 10.375%, 12/15/16	3,000	3,330
RSC Equipment Rental, Inc., 8.25%, 2/1/21	3,000	3,210
United Rentals North America, Inc., 8.375%, 9/15/20	3,725	3,874

		41,343

Communications—0.3%
Affinion Group, Inc., 11.50%, 10/15/15	2,525	2,392

Construction & Engineering—0.4%
Dycom Investments, Inc., 7.125%, 1/15/21	2,405	2,465

Schedule of Investments

AGIC Income & Growth

March 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
MasTec, Inc., 7.625%, 2/1/17	$1,190	$1,242

		3,707

Consumer Products—0.9%
Jarden Corp., 7.50%, 5/1/17	1,050	1,160
Revlon Consumer Products Corp., 9.75%, 11/15/15	2,905	3,138
Reynolds Group Issuer, Inc. (a)(b), 9.875%, 8/15/19	3,915	4,008

		8,306

Diversified Manufacturing—0.4%
Harland Clarke Holdings Corp., 9.50%, 5/15/15	400	338
Park-Ohio Industries, Inc., 8.125%, 4/1/21	3,495	3,617

		3,955

Electrical Equipment—0.5%
WireCo WorldGroup, Inc., 9.50%, 5/15/17	4,435	4,601

Electronics—0.9%
General Cable Corp., 7.125%, 4/1/17	410	424
Kemet Corp., 10.50%, 5/1/18	3,885	4,215
NXP BV (a)(b), 9.75%, 8/1/18	3,870	4,393

		9,032

Financial Services—2.6%
Capital One Capital V, 10.25%, 8/15/39	5,000	5,163
CIT Group, Inc. (a)(b), 7.00%, 5/2/16	3,000	3,015
Community Choice Financial, Inc. (a)(b), 10.75%, 5/1/19	4,035	3,959
International Lease Finance Corp., 8.25%, 12/15/20	3,355	3,699
PBF Holding Co. LLC (a)(b), 8.25%, 2/15/20	2,160	2,214
SLM Corp., 8.45%, 6/15/18	2,420	2,710
Springleaf Finance Corp., 6.90%, 12/15/17	2,010	1,578
Vanguard Natural Resources LLC (c), 7.875%, 4/1/20	3,530	3,504

		25,842

Healthcare & Hospitals—0.3%
Kinetic Concepts, Inc. (a)(b), 10.50%, 11/1/18	1,365	1,432

	Principal Amount (000s)	Value* (000s)
Rotech Healthcare, Inc., 10.50%, 3/15/18	$1,500	$997

		2,429

Hotels/Gaming—0.9%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	1,595	1,747
12.75%, 4/15/18	3,110	2,713
MGM Resorts International, 11.375%, 3/1/18	3,500	4,178
Wynn Las Vegas LLC (a)(b), 5.375%, 3/15/22	615	601

		9,239

Household Products—0.1%
Libbey Glass, Inc., 10.00%, 2/15/15	828	889

Internet Software & Services—0.6%
Earthlink, Inc., 8.875%, 5/15/19	3,500	3,404
Equinix, Inc., 8.125%, 3/1/18	2,545	2,812

		6,216

Leisure—0.4%
NCL Corp., Ltd., 9.50%, 11/15/18	3,440	3,724

Machinery—0.2%
Terex Corp., 8.00%, 11/15/17	2,045	2,127

Materials & Processing—0.5%
AK Steel Corp., 8.375%, 4/1/22	1,405	1,370
Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	3,580	3,347

		4,717

Multi-Media—1.4%
Cablevision Systems Corp., 8.625%, 9/15/17	3,520	3,850
Cambium Learning Group, Inc., 9.75%, 2/15/17	3,500	3,421
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	2,950	3,234
Mediacom Broadband LLC, 8.50%, 10/15/15	3,300	3,416

		13,921

Oil & Gas—2.7%
BreitBurn Energy Partners L.P., 8.625%, 10/15/20	3,140	3,352

Schedule of Investments

AGIC Income & Growth

March 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	$3,215	$3,400
Concho Resources, Inc., 7.00%, 1/15/21	3,170	3,416
Endeavour International Corp. (a)(b)(d), 12.00%, 3/1/18	2,335	2,405
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	4,615	5,019
EV Energy Partners L.P., 8.00%, 4/15/19	3,100	3,193
Pioneer Drilling Co., 9.875%, 3/15/18	2,125	2,263
United Refining Co., 10.50%, 2/28/18	3,095	3,211

		26,259

Oil, Gas & Consumable Fuels—0.2%
Patriot Coal Corp., 8.25%, 4/30/18	3,050	2,341

Paper/Paper Products—0.1%
Verso Paper Holdings LLC, 8.75%, 2/1/19	1,980	1,099

Pharmaceuticals—0.2%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	1,750	1,881

Retail—1.9%
Brown Shoe Co., Inc., 7.125%, 5/15/19	3,560	3,507
DineEquity, Inc., 9.50%, 10/30/18	3,500	3,850
Inergy L.P., 6.875%, 8/1/21	4,590	4,441
Liz Claiborne, Inc. (a)(b), 10.50%, 4/15/19	3,500	3,902
Neiman Marcus Group, Inc., 10.375%, 10/15/15	3,210	3,358

		19,058

Technology—1.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	3,000	3,315
First Data Corp., 9.875%, 9/24/15	3,595	3,631
12.625%, 1/15/21	1,635	1,647
Freescale Semiconductor, Inc. (a)(b), 10.125%, 3/15/18	2,205	2,470

		11,063

	Principal Amount (000s)	Value* (000s)
Telecommunications—3.8%
Cincinnati Bell, Inc., 8.75%, 3/15/18	$4,060	$3,811
Clearwire Communications LLC (a)(b), 12.00%, 12/1/15	760	752
Cricket Communications, Inc., 7.75%, 10/15/20	4,405	4,344
Crown Castle International Corp., 9.00%, 1/15/15	2,750	3,039
Hughes Satellite Systems Corp., 7.625%, 6/15/21	3,420	3,685
Intelsat Jackson Holdings S.A., 7.25%, 4/1/19	3,030	3,200
ITC Deltacom, Inc., 10.50%, 4/1/16	2,665	2,812
MetroPCS Wireless, Inc., 6.625%, 11/15/20	2,840	2,829
Nextel Communications, Inc., 7.375%, 8/1/15	3,550	3,444
NII Capital Corp., 8.875%, 12/15/19	2,830	2,979
Sprint Nextel Corp. (a)(b), 11.50%, 11/15/21	2,360	2,543
West Corp., 11.00%, 10/15/16	3,490	3,726

		37,164

Transportation—1.3%
Aircastle Ltd., 9.75%, 8/1/18	3,750	4,200
Quality Distribution LLC, 9.875%, 11/1/18	3,060	3,374
Swift Services Holdings, Inc., 10.00%, 11/15/18	3,500	3,828
Western Express, Inc. (a)(b), 12.50%, 4/15/15	3,000	1,260

		12,662

Utilities—0.6%
Edison Mission Energy, 7.00%, 5/15/17	3,250	2,064
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20 (a)(b)	3,500	2,301
15.00%, 4/1/21	2,750	1,086

		5,451

Wholesale—0.1%
WESCO Distribution, Inc., 7.50%, 10/15/17	1,295	1,327

Total Corporate Bonds & Notes (cost—$311,040)		309,891

Schedule of Investments

AGIC Income & Growth

March 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
CONVERTIBLE BONDS—28.6%
Aerospace & Defense—0.8%
AAR Corp., 1.75%, 2/1/26	$3,985	$3,955
Triumph Group, Inc., 2.625%, 10/1/26	1,515	3,496

		7,451

Airlines—0.2%
Continental Airlines, Inc., 4.50%, 1/15/15	1,265	1,719

Apparel & Textiles—0.1%
Iconix Brand Group, Inc. (a)(b), 2.50%, 6/1/16	1,540	1,511

Automobiles—0.8%
BorgWarner, Inc., 3.50%, 4/15/12	1,415	3,644
Ford Motor Co., 4.25%, 11/15/16	190	302
Navistar International Corp., 3.00%, 10/15/14	3,380	3,743

		7,689

Biotechnology—0.8%
Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	2,235	3,579
Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	3,550	4,087

		7,666

Building/Construction—0.4%
D.R. Horton, Inc., 2.00%, 5/15/14	2,760	3,581

Commercial Services—1.5%
Alliance Data Systems Corp., 1.75%, 8/1/13	2,625	4,262
Cenveo Corp. (a)(b), 7.00%, 5/15/17	4,540	4,850
DFC Global Corp., 3.00%, 4/1/28	2,600	3,097
FTI Consulting, Inc., 3.75%, 7/15/12	2,295	2,783

		14,992

Communications—2.4%
DealerTrack Holdings, Inc. (a)(b), 1.50%, 3/15/17	2,045	2,188
Equinix, Inc., 4.75%, 6/15/16	1,600	3,208

	Principal Amount (000s)	Value* (000s)
Interpublic Group of Cos., Inc., 4.75%, 3/15/23	$3,315	$3,808
Level 3 Communications, Inc., 15.00%, 1/15/13	2,345	2,843
Priceline.com, Inc. (a)(b), 1.25%, 3/15/15	1,775	4,245
Symantec Corp., Ser. B, 1.00%, 6/15/13	3,455	3,887
VeriSign, Inc., 3.25%, 8/15/37	3,010	3,860

		24,039

Construction & Engineering—0.3%
MasTec, Inc., 4.00%, 6/15/14	1,865	2,534

Consumer Products—0.2%
Jakks Pacific, Inc. (a)(b), 4.50%, 11/1/14	1,250	1,648

Consumer Services—0.3%
Hertz Global Holdings, Inc., 5.25%, 6/1/14	1,485	2,868

Diversified Manufacturing—0.3%
Actuant Corp., 2.00%, 11/15/23	2,395	3,512

Electrical Equipment—0.4%
EnerSys, 3.375%, 6/1/38	3,710	4,331

Financial Services—0.6%
Air Lease Corp. (a)(b), 3.875%, 12/1/18	2,000	2,193
BGC Partners, Inc. (a)(b), 4.50%, 7/15/16	3,590	3,621

		5,814

Healthcare—1.8%
Alere, Inc., 3.00%, 5/15/16	2,975	3,001
Hologic, Inc., 2.00%, 12/15/37	3,625	4,295
LifePoint Hospitals, Inc., 3.50%, 5/15/14	2,855	2,998
Molina Healthcare, Inc., 3.75%, 10/1/14	3,430	4,382
NuVasive, Inc., 2.75%, 7/1/17	3,650	3,130

		17,806

Schedule of Investments

AGIC Income & Growth

March 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
Hotels/Gaming—0.4%
MGM Resorts International, 4.25%, 4/15/15	$3,485	$3,698

Insurance—0.9%
American Equity Investment Life Holding Co. (a)(b), 3.50%, 9/15/15	2,945	3,508
Amtrust Financial Services, Inc. (a)(b), 5.50%, 12/15/21	3,445	3,789
MGIC Investment Corp., 5.00%, 5/1/17	1,655	1,287

		8,584

Machinery—0.6%
Chart Industries, Inc., 2.00%, 8/1/18	2,900	3,727
Terex Corp., 4.00%, 6/1/15	1,290	2,043

		5,770

Materials & Processing—0.8%
Alcoa, Inc., 5.25%, 3/15/14	975	1,629
Allegheny Technologies, Inc., 4.25%, 6/1/14	2,495	3,122
Steel Dynamics, Inc., 5.125%, 6/15/14	3,235	3,684

		8,435

Metals & Mining—0.3%
RTI International Metals, Inc., 3.00%, 12/1/15	3,415	3,492

Multi-Media—1.1%
Liberty Interactive LLC, 3.125%, 3/30/23	2,405	2,916
3.50%, 1/15/31	7,380	4,492
XM Satellite Radio, Inc. (a)(b), 7.00%, 12/1/14	2,545	3,770

		11,178

Oil & Gas—2.0%
Chesapeake Energy Corp., 2.50%, 5/15/37	3,175	2,941
Hornbeck Offshore Services, Inc., (i), 1.625%, 11/15/26	3,725	4,035
Newpark Resources, Inc., 4.00%, 10/1/17	2,985	3,324
Oil States International, Inc., 2.375%, 7/1/25	1,440	3,548

	Principal Amount (000s)	Value* (000s)
Pioneer Natural Resources Co., 2.875%, 1/15/38	$1,675	$3,222
Stone Energy Corp. (a)(b), 1.75%, 3/1/17	2,570	2,493

		19,563

Oil, Gas & Consumable Fuels—0.3%
Alpha Natural Resources, Inc., 2.375%, 4/15/15	3,320	2,980

Pharmaceuticals—2.4%
Akorn, Inc. (a)(b), 3.50%, 6/1/16	2,475	3,762
BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17	2,275	4,067
Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	2,270	3,238
Salix Pharmaceuticals Ltd., 2.75%, 5/15/15	3,345	4,491
Valeant Pharmaceuticals International, Inc. (a)(b), 5.375%, 8/1/14	1,195	4,530
Viropharma, Inc., 2.00%, 3/15/17	2,235	3,841

		23,929

Real Estate Investment Trust—1.0%
Boston Properties L.P., 3.75%, 5/15/36	2,490	2,842
DDR Corp., 1.75%, 11/15/40	2,350	2,552
Host Hotels & Resorts L.P. (a)(b), 2.50%, 10/15/29	2,970	4,002

		9,396

Retail—0.8%
Group 1 Automotive, Inc., (i), 2.25%, 6/15/36	3,920	4,356
Saks, Inc., 2.00%, 3/15/24	3,150	3,359

		7,715

Technology—4.4%
Cadence Design Systems, Inc., 2.625%, 6/1/15	2,060	3,433
Concur Technologies, Inc. (a)(b), 2.50%, 4/15/15	1,960	2,506
Electronic Arts, Inc. (a)(b), 0.75%, 7/15/16	3,730	3,450
Micron Technology, Inc., Ser. A (a)(b), 1.50%, 8/1/31	4,200	4,452
NetApp, Inc., 1.75%, 6/1/13	2,755	4,005

Schedule of Investments

AGIC Income & Growth

March 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
Nuance Communications, Inc., 2.75%, 8/15/27	$2,615	$3,821
ON Semiconductor Corp., 2.625%, 12/15/26	3,560	3,992
Salesforce.com, Inc., 0.75%, 1/15/15	1,755	3,291
SanDisk Corp., 1.50%, 8/15/17	3,000	3,566
Teradyne, Inc., 4.50%, 3/15/14	835	2,620
VeriFone Systems, Inc., 1.375%, 6/15/12	3,520	4,211
Xilinx, Inc., 2.625%, 6/15/17	2,745	3,709

		43,056

Telecommunications—1.9%
Anixter International, Inc., 1.00%, 2/15/13	2,615	3,288
Ciena Corp., 0.875%, 6/15/17	2,815	2,488
3.75%, 10/15/18 (a)(b)	2,930	3,322
Ixia, 3.00%, 12/15/15	2,025	2,106
JDS Uniphase Corp., 1.00%, 5/15/26	2,795	2,798
SBA Communications Corp., 1.875%, 5/1/13	3,400	4,310

		18,312

Transportation—0.4%
Greenbrier Cos., Inc. (a)(b), 3.50%, 4/1/18	4,025	3,879

Wholesale—0.4%
WESCO International, Inc., 6.00%, 9/15/29	1,515	3,663

Total Convertible Bonds (cost—$280,629)		280,811

	Shares
CONVERTIBLE PREFERRED STOCK—4.1%
Auto Components—0.2%
Goodyear Tire & Rubber Co., 5.875%, 4/1/14	44,385	1,839

Automobiles—0.3%
General Motors Co., Ser. B, 4.75%, 12/1/13	78,455	3,283

	Shares	Value* (000s)
Diversified Financial Services—0.6%
AMG Capital Trust I, 5.10%, 4/15/36	68,920	$3,437
Citigroup, Inc., 7.50%, 12/15/12	26,500	2,743

		6,180

Electric Utilities—0.5%
NextEra Energy, Inc., 8.375%, 6/1/12	8,800	443
PPL Corp., 8.75%, 5/1/14	80,000	4,300

		4,743

Financial Services—0.7%
Bank of America Corp., Ser. L (e), 7.25%, 1/30/13	4,265	4,175
Fifth Third Bancorp, Ser. G (e), 8.50%, 6/30/13	19,720	2,806

		6,981

Household Durables—0.1%
Newell Financial Trust I (h), 5.25%, 12/1/27
(Newell Rubbermaid, Inc.)	19,700	936

Insurance—0.5%
Assured Guaranty Ltd., 8.50%, 6/1/12	6,300	410
MetLife, Inc., 5.00%, 9/11/13	63,050	4,459

		4,869

IT Services—0.1%
Unisys Corp., Ser. A, 6.25%, 3/1/14	11,270	693

Machinery—0.4%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	30,300	3,687

Oil & Gas—0.0%
Chesapeake Energy Corp. (e), 5.00%, 5/15/12	5,100	420

Oil, Gas & Consumable Fuels—0.3%
Apache Corp., Ser. D, 6.00%, 8/1/13	55,000	3,055

Road/Rail—0.4%
2010 Swift Mandatory Common Exchange Security Trust (a)(b), 6.00%, 12/31/13	321,765	3,580

Total Convertible Preferred Stock (cost—$43,658)		40,266

Schedule of Investments

AGIC Income & Growth

March 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—2.6%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $25,175; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $25,679 including accrued interest (cost—$25,175)	$25,175	$25,175

Total Investments, before options written (cost—$1,009,192)—99.9%		979,384

	Contracts
OPTIONS WRITTEN (g)—(0.1)%
Call Options—(0.1)%
AGCO Corp. (CBOE), strike price $55, expires 4/21/12	250	(2)
Amphenol Corp. (CBOE), strike price $60, expires 4/21/12	1,025	(138)
Apple, Inc. (CBOE), strike price $620, expires 4/21/12	115	(101)
Baxter International, Inc. (CBOE), strike price $60, expires 4/21/12	220	(26)
Bristol Myers Squibb Co. (CBOE), strike price $34, expires 4/21/12	155	(3)
EMC Corp. (CBOE), strike price $30, expires 4/21/12	2,150	(144)
Fluor Corp. (CBOE), strike price $65, expires 4/21/12	105	(2)
Ford Motor Co. (CBOE), strike price $13, expires 4/21/12	2,100	(27)
General Electric Co. (CBOE), strike price $21, expires 4/21/12	2,460	(30)
Google, Inc. (CBOE), strike price $670, expires 4/21/12	90	(98)
Harris Corp. (CBOE), strike price $45, expires 4/21/12	525	(52)
Home Depot, Inc. (CBOE), strike price $50, expires 4/21/12	1,210	(108)
Intel Corp. (CBOE), strike price $28, expires 4/21/12	2,035	(140)
International Business Machines Corp. (CBOE), strike price $215, expires 4/21/12	290	(34)
McKesson Corp. (CBOE), strike price $90, expires 4/21/12	655	(56)
Microsoft Corp. (CBOE), strike price $33, expires 4/21/12	1,875	(58)

	Contracts	Value* (000s)
Monsanto Co. (CBOE), strike price $82.50, expires 4/21/12	705	$(64)
Oracle Corp. (CBOE), strike price $31, expires 4/21/12	225	(1)
Prudential Financial, Inc. (CBOE), strike price $65, expires 4/21/12	420	(30)
QUALCOMM, Inc. (CBOE), strike price $72.50, expires 4/21/12	920	(32)
Schlumberger Ltd. (CBOE), strike price $80, expires 4/21/12	130	(1)
Target Corp. (CBOE), strike price $60, expires 4/21/12	1,035	(34)
Texas Instruments, Inc. (CBOE), strike price $35, expires 4/21/12	790	(13)
Textron, Inc. (CBOE), strike price $29, expires 4/21/12	2,080	(100)
Valero Energy Corp. (CBOE), strike price $29, expires 4/21/12	320	(4)

Total Options Written (premiums received—$1,249)		(1,298)

Total Investments, net of options written (cost—$1,007,943)—99.8%		978,086

Other assets less other liabilities—0.2%		2,425

Net Assets—100.0%		$980,511

Notes to Schedule of Investments

(amounts in thousands):

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $124,446, representing 12.7% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued. To be settled after March 31, 2012.
(d)	Fair-Valued—Security with a value of $2,405, representing 0.2% of net assets.
(e)	Perpetual maturity. Maturity date shown is the next call date.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(g)	Non-income producing.
(h)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

CBOE—Chicago Board Options Exchange

Other Investments

AGIC Income & Growth

Transactions in options written for the nine months ended March 31, 2012 (amounts in thousands except for number of contracts):

	Contracts	Premiums
Options outstanding, June 30, 2011	8,685	$345
Options written	124,315	7,202
Options terminated in closing transactions	(43,905)	(2,731)
Options expired	(67,210)	(3,567)

Options outstanding, March 31, 2012	21,885	$1,249

Schedule of Investments

AGIC International Managed Volatility

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.1%
Australia—0.4%
Macmahon Holdings Ltd.	287,769	$257

China—13.9%
Angang Steel Co., Ltd.	526,000	338
Bank of Communications Co., Ltd., Class H	2,320,000	1,762
Beijing Enterprises Holdings Ltd.	59,000	358
China Citic Bank Corp. Ltd., Class H	603,000	362
China Minsheng Banking Corp., Ltd., Class H	887,000	803
China Petroleum & Chemical Corp., Class H	910,000	990
Datang International Power Generation Co., Ltd., Class H	1,168,000	412
Guangdong Investment Ltd.	576,000	400
Huaneng Power International, Inc., Class H	826,000	452
Maanshan Iron & Steel, Class H	1,412,000	408
PetroChina Co., Ltd., Class H	802,000	1,125
Shanghai Electric Group Co., Ltd., Class H	724,000	369
Tsingtao Brewery Co., Ltd., Class H	76,000	410
Zijin Mining Group Co., Ltd., Class H	2,674,000	1,060

		9,249

Hong Kong—12.7%
CLP Holdings Ltd.	200,000	1,722
Hang Seng Bank Ltd.	23,500	314
Hong Kong & China Gas Co., Ltd.	226,000	578
Hongkong Land Holdings Ltd.	178,000	1,036
Jardine Matheson Holdings Ltd.	14,400	721
Link REIT	402,000	1,496
MTR Corp. Ltd	118,500	425
Power Assets Holdings Ltd.	188,500	1,386
Television Broadcasting Ltd.	60,000	404
Yue Yuen Industrial Holdings Ltd.	98,500	347

		8,429

Israel—1.4%
Teva Pharmaceutical Industries Ltd.	20,263	914

Japan—35.3%
Aiful Corp. (b)	409,900	860
Astellas Pharma, Inc.	46,200	1,903
Benesse Holdings, Inc.	9,300	464
Capcom Co., Ltd.	15,000	344
Chugai Pharmaceutical Co., Ltd.	62,000	1,149
Daiichikosho Co., Ltd.	19,500	383
East Japan Railway Co.	8,300	524
Eisai Co., Ltd.	51,700	2,056

	Shares	Value* (000s)
FamilyMart Co., Ltd.	14,000	$593
Japan Real Estate Investment Corp., REIT	75	661
Kaken Pharmaceutical Co., Ltd.	31,000	391
KDDI Corp.	92	599
Konami Corp.	16,600	475
Lawson, Inc.	13,100	825
Namco Bandai Holdings, Inc.	28,900	419
Nippon Telegraph & Telephone Corp.	46,800	2,121
Nissin Food Products Co., Ltd.	15,900	595
Osaka Gas Co., Ltd.	230,000	923
Park24 Co., Ltd.	32,900	445
Secom Co., Ltd.	29,500	1,454
Sekisui Chemical Co., Ltd.	61,000	531
SKY Perfect JSAT Holdings, Inc.	756	335
Takeda Pharmaceutical Co., Ltd.	10,700	472
Tokyo Gas Co., Ltd.	391,000	1,845
Toyo Suisan Kaisha Ltd.	26,000	676
West Japan Railway Co.	31,900	1,284
Yamato Holdings Co., Ltd.	72,700	1,129

		23,456

New Zealand—0.7%
Telecom Corp. of New Zealand Ltd.	215,054	428

Singapore—1.3%
Singapore Press Holdings Ltd.	165,000	514
StarHub Ltd.	142,000	350

		864

Sweden—2.3%
Swedish Match AB	38,796	1,544

Switzerland—7.9%
Barry Callebaut AG (b)	414	415
Nestle S.A.	34,547	2,173
Novartis AG	15,044	833
Roche Holdings AG	6,652	1,158
Swisscom AG	1,705	689

		5,268

United Kingdom—21.2%
AstraZeneca PLC	16,490	733
British American Tobacco PLC	32,151	1,620
Drax Group PLC	112,466	979
GlaxoSmithKline PLC	57,050	1,276
Imperial Tobacco Group PLC	58,131	2,358
National Grid PLC	210,164	2,118
Randgold Resources Ltd.	17,920	1,565
Royal Dutch Shell PLC, Class A	12,877	450
Royal Dutch Shell PLC, Class B	24,158	851
Shire PLC	9,630	308

Schedule of Investments

AGIC International Managed Volatility

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
William Hill PLC	163,695	$684
WM Morrison Supermarkets PLC	237,173	1,131

		14,073

Total Common Stock (cost—$63,868)		64,482

	Principal Amount (000s)
Repurchase Agreements—2.4%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $1,602; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $1,638 including accrued interest (cost—$1,602)	$1,602	1,602

Total Investments (cost—$65,470) (a)—99.5%		66,084

Other assets less liabilities—0.5%		364

Net Assets—100.0%		$66,448

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $64,482, representing 97.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AGIC Opportunity

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.5%
Airlines—2.6%
Allegiant Travel Co. (a)	38,475	$2,097
Copa Holdings S.A., Class A	49,502	3,920

		6,017

Automobiles—1.0%
Tesla Motors, Inc. (a)	58,825	2,191

Biotechnology—6.1%
Amarin Corp. PLC ADR (a)	206,400	2,336
Ariad Pharmaceuticals, Inc. (a)	213,150	3,400
Cubist Pharmaceuticals, Inc. (a)	43,066	1,863
Emergent Biosolutions, Inc. (a)	213,134	3,410
Myriad Genetics, Inc. (a)	124,200	2,939

		13,948

Capital Markets—4.2%
Financial Engines, Inc. (a)	156,050	3,489
FXCM, Inc., Class A	78,300	1,017
WisdomTree Investments, Inc. (a)	603,400	5,051

		9,557

Chemicals—1.4%
LSB Industries, Inc. (a)	80,022	3,114

Commercial Services & Supplies—3.9%
Encore Capital Group, Inc. (a)	142,048	3,203
Innerworkings, Inc. (a)	190,987	2,225
Mobile Mini, Inc. (a)	168,561	3,560

		8,988

Communications Equipment—6.5%
Acme Packet, Inc. (a)	185,200	5,097
Aruba Networks, Inc. (a)	184,000	4,099
Sycamore Networks, Inc. (a)	315,200	5,592

		14,788

Diversified Consumer Services—2.1%
American Public Education, Inc. (a)	128,415	4,880

Electrical Equipment—1.9%
Polypore International, Inc. (a)	123,900	4,356

Electronic Equipment, Instruments & Components—2.7%
FARO Technologies, Inc. (a)	31,325	1,827
IPG Photonics Corp. (a)	82,624	4,301

		6,128

Energy Equipment & Services—1.3%
Tesco Corp. (a)	207,396	2,943

Health Care Equipment & Supplies—5.5%
Abiomed, Inc. (a)	154,025	3,418
Align Technology, Inc. (a)	120,062	3,307
Endologix, Inc. (a)	120,597	1,767

	Shares	Value* (000s)
Insulet Corp. (a)	77,475	$1,483
OraSure Technologies, Inc. (a)	211,125	2,426

		12,401

Health Care Providers & Services—1.3%
IPC The Hospitalist Co., Inc. (a)	78,825	2,909

Hotels, Restaurants & Leisure—2.7%
Life Time Fitness, Inc. (a)	44,551	2,253
Pinnacle Entertainment, Inc. (a)	145,800	1,678
Shuffle Master, Inc. (a)	128,650	2,264

		6,195

Household Durables—0.8%
Skullcandy, Inc. (a)	108,800	1,722

Internet & Catalog Retail—1.0%
Shutterfly, Inc. (a)	72,100	2,259

Internet Software & Services—5.1%
Ancestry.com, Inc. (a)	98,275	2,235
Constant Contact, Inc. (a)	134,025	3,992
ExactTarget, Inc. (a)	63,950	1,663
VistaPrint NV (a)	94,557	3,655

		11,545

IT Services—3.1%
Lender Processing Services, Inc.	204,150	5,308
ServiceSource International, Inc. (a)	111,625	1,728

		7,036

Life Sciences Tools & Services—0.8%
Parexel International Corp. (a)	66,950	1,806

Machinery—4.3%
Dynamic Materials Corp.	136,200	2,875
Greenbrier Cos., Inc. (a)	121,600	2,406
Wabash National Corp. (a)	424,689	4,396

		9,677

Media—0.7%
Pandora Media, Inc. (a)	146,675	1,498

Metals & Mining—5.7%
Globe Specialty Metals, Inc.	330,600	4,916
Haynes International, Inc.	44,421	2,814
Horsehead Holding Corp. (a)	450,295	5,129

		12,859

Oil, Gas & Consumable Fuels—11.9%
Carrizo Oil & Gas, Inc. (a)	161,725	4,570
Comstock Resources, Inc. (a)	473,772	7,500
Goodrich Petroleum Corp. (a)	415,405	7,901
Quicksilver Resources, Inc. (a)	842,091	4,244
Scorpio Tankers, Inc. (a)	414,023	2,923

		27,138

Schedule of Investments

AGIC Opportunity

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Pharmaceuticals—1.3%
Questcor Pharmaceuticals, Inc. (a)	80,725	$3,037

Professional Services—1.9%
Acacia Research Corp. (a)	104,086	4,345

Road & Rail—1.9%
Celadon Group, Inc.	175,390	2,727
Vitran Corp., Inc. (a)	210,493	1,680

		4,407

Semiconductors & Semiconductor Equipment—5.6%
Cavium, Inc. (a)	115,150	3,563
Inphi Corp. (a)	264,165	3,746
Mellanox Technologies Ltd. (a)	55,475	2,320
Teradyne, Inc. (a)	190,050	3,210

		12,839

Software—5.6%
BroadSoft, Inc. (a)	148,717	5,688
Mitek Systems, Inc. (a)	186,711	2,166
QLIK Technologies, Inc. (a)	76,550	2,450
Rosetta Stone, Inc. (a)	231,413	2,388

		12,692

Textiles, Apparel & Luxury Goods—1.9%
CROCS, Inc. (a)	109,075	2,282
Vera Bradley, Inc. (a)	69,525	2,099

		4,381

Thrifts & Mortgage Finance—2.1%
MGIC Investment Corp. (a)	961,525	4,769

Trading Companies & Distributors—2.6%
Titan Machinery, Inc. (a)	107,575	3,033
United Rentals, Inc. (a)	67,775	2,907

		5,940

Total Common Stock (cost—$198,789)		226,365

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—0.5%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $1,074; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $1,099 including accrued interest (cost—$1,074)	$1,074	$1,074

Total Investments (cost—$199,863)—100.0%		227,439

Liabilities in excess of other assets—(0.0)%		(39)

Net Assets—100.0%		$227,400

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Pacific Rim

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.1%
Australia—9.0%
Australia & New Zealand Banking Group Ltd.	89,007	$2,147
BHP Billiton Ltd.	20,770	749
BHP Billiton Ltd. ADR	6,500	471
National Australia Bank Ltd.	67,164	1,714
Newcrest Mining Ltd.	26,133	804
Oil Search Ltd.	167,570	1,213
Origin Energy Ltd.	39,983	553
WorleyParsons Ltd.	30,998	918

		8,569

China—13.0%
Baidu, Inc. ADR (b)	12,800	1,866
China Mobile Ltd.	121,000	1,332
CITIC Securities Co., Ltd. (b)	448,000	899
Haier Electronics Group Co., Ltd. (b)	1,487,000	1,684
Hengan International Group Co., Ltd.	105,500	1,060
Industrial & Commercial Bank of China, Class H	1,660,000	1,071
Kunlun Energy Co., Ltd.	1,120,000	2,022
Netease.com ADR (b)	21,300	1,238
Tencent Holdings Ltd.	46,700	1,305

		12,477

Hong Kong—5.0%
AIA Group Ltd.	659,951	2,423
Cheung Kong Infrastructure Holdings Ltd.	169,000	1,026
Power Assets Holdings Ltd.	40,500	298
Wharf Holdings Ltd.	188,000	1,025

		4,772

Indonesia—3.9%
AKR Corporindo Tbk PT	2,458,000	1,157
Jasa Marga Persero Tbk PT	2,821,500	1,592
Tower Bersama Infrastructure Tbk PT	2,912,500	941

		3,690

Japan—57.2%
Aisin Seiki Co., Ltd.	49,100	1,746
Anritsu Corp.	44,000	580
Asahi Group Holdings Ltd.	69,300	1,540
Canon, Inc.	32,200	1,540
Daito Trust Construct Co., Ltd.	11,900	1,075
Denso Corp.	25,500	862
East Japan Railway Co.	11,800	745
FANUC Corp.	22,400	4,012
Fast Retailing Co., Ltd.	7,500	1,721
Hitachi Ltd.	203,000	1,313
Honda Motor Co., Ltd.	26,900	1,036
Honda Motor Co., Ltd. ADR	31,000	1,191

	Shares	Value* (000s)
Inpex Corp.	145	$986
Japan Tobacco, Inc.	157	889
Kajima Corp.	141,000	431
Kewpie Corp.	30,900	456
Keyence Corp.	7,260	1,719
Komatsu Ltd.	102,700	2,953
Makita Corp.	13,600	552
Mitsubishi Gas Chemical Co., Inc.	176,000	1,184
Mitsubishi Heavy Industries Ltd.	368,000	1,793
Mitsubishi UFJ Financial Group, Inc.	346,100	1,737
Mitsui & Co., Ltd.	50,800	838
Murata Manufacturing Co., Ltd.	40,000	2,387
Nabtesco Corp.	23,100	478
Nippon Telegraph & Telephone Corp.	48,300	2,189
Nissan Motor Co., Ltd.	99,000	1,065
Nissan Motor Co., Ltd. ADR	7,700	165
Rohto Pharmaceutical Co., Ltd.	72,000	900
Sanrio Co., Ltd.	30,900	1,207
Sekisui Chemical Co., Ltd.	192,000	1,673
Ship Healthcare Holdings, Inc.	50,500	1,035
Sumitomo Corp.	122,400	1,779
Sumitomo Mitsui Financial Group, Inc.	41,900	1,387
Suruga Bank Ltd.	101,000	1,036
Toray Industries, Inc.	218,000	1,626
Toyota Motor Corp.	81,100	3,529
Trend Micro, Inc.	27,900	863
Ubic, Inc.	4,260	465
Unicharm Corp.	37,800	1,996

		54,679

Korea (Republic of)—3.7%
Celltrion, Inc.	16,583	541
Hynix Semiconductor, Inc. (b)	17,920	463
Hyundai Motor Co.	6,504	1,343
Samsung Electronics Co., Ltd.	1,058	1,194

		3,541

New Zealand—0.5%
Telecom Corp. of New Zealand Ltd.	269,539	536

Singapore—2.2%
Fraser and Neave Ltd.	190,000	1,013
Global Logistic Properties Ltd. (b)	603,000	1,057

		2,070

Taiwan—1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	190,000	546
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,400	572

		1,118

Thailand—1.0%
Charoen Pokphand Foods PCL NVDR	399,800	483
Thai Union Frozen Products PCL NVDR	205,600	472

		955

Schedule of Investments

AGIC Pacific Rim

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
United Kingdom—1.4%
BHP Billiton PLC	19,138	$587
Standard Chartered PLC	31,393	784

		1,371

Total Common Stock (cost—$84,974)		93,778

	Principal Amount (000s)
Repurchase Agreements—1.7%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $1,604; collateralized by Fannie Mae, 4.00%, due 11/4/26, valued at $1,640 including accrued interest (cost—$1,604)	$1,604	1,604

Total Investments (cost—$86,578) (a)—99.8%		95,382

Other assets less liabilities—0.2%		180

Net Assets—100.0%		$95,562

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $88,275, representing 92.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

Schedule of Investments

AGIC Target

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.4%
Aerospace & Defense—2.0%
Precision Castparts Corp.	34,620	$5,986

Auto Components—1.6%
BorgWarner, Inc. (a)	56,900	4,799

Biotechnology—3.9%
Alexion Pharmaceuticals, Inc. (a)	53,490	4,967
Ariad Pharmaceuticals, Inc. (a)	187,570	2,992
BioMarin Pharmaceutical, Inc. (a)	111,590	3,822

		11,781

Capital Markets—3.7%
Affiliated Managers Group, Inc. (a)	64,750	7,240
KKR & Co. L.P.	275,900	4,091

		11,331

Chemicals—3.8%
Ashland, Inc.	73,770	4,504
CF Industries Holdings, Inc.	39,250	7,169

		11,673

Communications Equipment—0.8%
Acme Packet, Inc. (a)	93,770	2,581

Computers & Peripherals—1.8%
Fusion-io, Inc. (a)	85,600	2,432
SanDisk Corp. (a)	64,150	3,181

		5,613

Construction & Engineering—2.1%
KBR, Inc.	181,510	6,453

Consumer Finance—1.7%
Capital One Financial Corp.	93,400	5,206

Containers & Packaging—2.0%
Crown Holdings, Inc. (a)	163,150	6,009

Diversified Financial Services—1.0%
IntercontinentalExchange, Inc. (a)	22,150	3,044

Electrical Equipment—1.7%
Rockwell Automation, Inc.	66,150	5,272

Energy Equipment & Services—4.4%
Diamond Offshore Drilling, Inc.	56,250	3,755
Oil States International, Inc. (a)	57,050	4,453
Weatherford International Ltd. (a)	355,150	5,359

		13,567

Health Care Equipment & Supplies—1.5%
Intuitive Surgical, Inc. (a)	8,316	4,505

	Shares	Value* (000s)
Health Care Providers & Services—2.6%
AmerisourceBergen Corp.	93,380	$3,705
WellCare Health Plans, Inc. (a)	59,990	4,312

		8,017

Hotels, Restaurants & Leisure—2.0%
Panera Bread Co., Class A (a)	38,500	6,195

Household Products—1.8%
Clorox Co.	82,400	5,665

Internet & Catalog Retail—3.3%
HSN, Inc.	103,850	3,950
Priceline.com, Inc. (a)	8,750	6,278

		10,228

Internet Software & Services—1.3%
LinkedIn Corp., Class A (a)	39,050	3,983

IT Services—6.1%
Cognizant Technology Solutions Corp., Class A (a)	80,100	6,164
Lender Processing Services, Inc.	151,250	3,932
ServiceSource International, Inc. (a)	279,850	4,332
Teradata Corp. (a)	62,050	4,229

		18,657

Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	134,840	6,002

Machinery—4.7%
Cummins, Inc.	37,300	4,478
Stanley Black & Decker, Inc.	47,970	3,692
Wabtec Corp.	83,050	6,259

		14,429

Marine—1.2%
Kirby Corp. (a)	55,690	3,664

Media—1.4%
Viacom, Inc., Class B	88,300	4,191

Metals & Mining—1.3%
Allegheny Technologies, Inc.	97,300	4,006

Multiline Retail—3.6%
Dollar Tree, Inc. (a)	46,150	4,361
Macy’s, Inc.	165,800	6,587

		10,948

Multi-Utilities—1.4%
NiSource, Inc.	169,850	4,136

Oil, Gas & Consumable Fuels—4.4%
Pioneer Natural Resources Co.	42,600	4,754

Schedule of Investments

AGIC Target

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Plains Exploration & Production Co. (a)	83,600	$3,565
Whiting Petroleum Corp. (a)	95,850	5,205

		13,524

Personal Products—2.0%
Herbalife Ltd.	89,440	6,155

Pharmaceuticals—4.5%
Mylan, Inc. (a)	206,910	4,852
Perrigo Co.	54,950	5,677
Questcor Pharmaceuticals, Inc. (a)	86,910	3,269

		13,798

Professional Services—1.0%
IHS, Inc., Class A (a)	32,900	3,081

Semiconductors & Semiconductor Equipment—4.6%
Altera Corp.	145,650	5,800
ARM Holdings PLC ADR	166,600	4,713
KLA-Tencor Corp.	65,200	3,548

		14,061

Software—4.7%
BroadSoft, Inc. (a)	118,920	4,549
Citrix Systems, Inc. (a)	84,800	6,691
Intuit, Inc.	52,650	3,166

		14,406

Specialty Retail—5.8%
Group 1 Automotive, Inc.	62,900	3,533
Ross Stores, Inc.	81,200	4,718
Tractor Supply Co.	61,250	5,547
Ulta Salon Cosmetics & Fragrance, Inc.	42,300	3,929

		17,727

Textiles, Apparel & Luxury Goods—2.3%
Fossil, Inc. (a)	52,400	6,916

Trading Companies & Distributors—1.9%
United Rentals, Inc. (a)	132,950	5,702

Wireless Telecommunication Services—1.5%
Crown Castle International Corp. (a)	87,500	4,667

Total Common Stock (cost—$230,256)		297,978

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—3.0%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $9,163; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $9,350 including accrued interest (cost—$9,163)	$9,163	$9,163

Total Investments (cost—$239,419)—100.4%		307,141

Liabilities in excess of other assets—(0.4)%		(1,288)

Net Assets—100.0%		$305,853

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC U.S. Managed Volatility

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.1%
Aerospace & Defense—0.4%
TransDigm Group, Inc. (a)	500	$58

Beverages—3.6%
PepsiCo, Inc.	7,900	524

Computers & Peripherals—0.4%
Apple, Inc. (a)	100	60

Diversified Telecommunication Services—6.9%
AT&T, Inc.	16,100	503
Verizon Communications, Inc.	12,600	481

		984

Electric Utilities—12.6%
Duke Energy Corp.	21,700	456
Exelon Corp.	1,800	70
ITC Holdings Corp.	4,100	315
PPL Corp.	17,300	489
Southern Co.	10,500	472

		1,802

Food & Staples Retailing—3.5%
Wal-Mart Stores, Inc.	8,100	496

Food Products—14.9%
Campbell Soup Co.	11,000	372
General Mills, Inc.	12,900	509
Hershey Co.	7,900	485
Kellogg Co.	8,900	477
Ralcorp Holdings, Inc. (a)	4,000	296

		2,139

Hotels, Restaurants & Leisure—4.0%
Chipotle Mexican Grill, Inc., Class A (a)	200	84
McDonald’s Corp.	5,000	490

		574

Household Products—7.5%
Clorox Co.	5,200	357
Kimberly-Clark Corp.	6,700	495
Procter & Gamble Co.	3,400	229

		1,081

Insurance—3.1%
White Mountains Insurance Group Ltd.	900	451

IT Services—0.9%
MasterCard, Inc., Class A	200	84
Visa, Inc., Class A	400	47

		131

	Shares	Value* (000s)
Metals & Mining—2.6%
Newmont Mining Corp.	3,900	$200
Royal Gold, Inc.	2,600	170

		370

Multiline Retail—5.6%
Dollar General Corp. (a)	7,400	342
Dollar Tree, Inc. (a)	4,400	416
Macy’s, Inc.	1,300	52

		810

Multi-Utilities—7.1%
Consolidated Edison, Inc.	9,700	567
PG&E Corp.	10,300	447

		1,014

Pharmaceuticals—5.0%
Abbott Laboratories	8,700	533
Bristol-Myers Squibb Co.	3,500	118
Johnson & Johnson	1,100	73

		724

Professional Services—0.6%
Verisk Analytics, Inc., Class A (a)	1,700	80

Real Estate Investment Trust—6.7%
American Capital Agency Corp.	16,900	499
Annaly Capital Management, Inc.	29,700	470

		969

Specialty Retail—9.1%
Advance Auto Parts, Inc.	1,500	133
Autozone, Inc. (a)	1,500	558
O’Reilly Automotive, Inc. (a)	6,700	612

		1,303

Thrifts & Mortgage Finance—3.4%
Capitol Federal Financial, Inc.	41,300	490

Tobacco—1.2%
Altria Group, Inc.	5,500	170

Total Common Stock (cost—$13,599)		14,230

Schedule of Investments

AGIC U.S. Managed Volatility

March 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—0.8%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $112; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $117 including accrued interest (cost—$112)	$112	$112

Total Investments (cost—$13,711)—99.9%		14,342

Other assets less liabilities—0.1%		21

Net Assets—100.0%		$14,363

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

NFJ All-Cap Value

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.5%
Aerospace & Defense—2.2%
Northrop Grumman Corp.	9,100	$556

Capital Markets—1.3%
Ameriprise Financial, Inc.	5,500	314

Chemicals—1.2%
Eastman Chemical Co.	1,700	88
EI Du Pont de Nemours & Co.	4,000	211

		299

Commercial Banks—6.8%
Old National Bancorp	23,800	313
PNC Financial Services Group, Inc.	10,700	690
Wells Fargo & Co.	20,100	686

		1,689

Commercial Services & Supplies—1.9%
RR Donnelley & Sons Co.	37,600	466

Diversified Financial Services—2.9%
JPMorgan Chase & Co.	15,600	717

Diversified Telecommunication Services—2.3%
AT&T, Inc.	18,400	575

Electric Utilities—1.2%
Westar Energy, Inc.	10,300	288

Energy Equipment & Services—2.2%
Tidewater, Inc.	10,400	562

Food & Staples Retailing—2.3%
Kroger Co.	11,400	276
Wal-Mart Stores, Inc.	5,000	306

		582

Food Products—2.6%
Corn Products International, Inc.	11,100	640

Gas Utilities—2.1%
UGI Corp.	19,000	518

Health Care Equipment & Supplies—3.7%
Medtronic, Inc.	15,400	604
Zimmer Holdings, Inc.	4,900	315

		919

Health Care Providers & Services—3.7%
CIGNA Corp.	12,100	596
Quest Diagnostics, Inc.	5,300	324

		920

	Shares	Value* (000s)
Household Products—2.3%
Kimberly-Clark Corp.	7,700	$569

Industrial Conglomerates—2.5%
General Electric Co.	31,100	624

Insurance—7.2%
Allstate Corp.	19,300	635
Reinsurance Group of America, Inc.	10,000	595
Unum Group	23,600	578

		1,808

Media—1.3%
CBS Corp., Class B	9,900	336

Metals & Mining—4.9%
Reliance Steel & Aluminum Co.	11,400	644
Yamana Gold, Inc.	37,500	586

		1,230

Multiline Retail—2.3%
Kohl’s Corp.	11,600	580

Multi-Utilities—1.2%
Avista Corp.	11,500	294

Office Electronics—2.2%
Xerox Corp.	68,000	549

Oil, Gas & Consumable Fuels—11.1%
Apache Corp.	5,600	562
Chesapeake Energy Corp.	13,700	317
Chevron Corp.	5,100	547
ConocoPhillips	7,500	570
Energy Coal Resources, Inc. (a)(b)(c)	26,000	—
Royal Dutch Shell PLC ADR, Class A	4,200	295
Total S.A. ADR	9,500	486

		2,777

Paper & Forest Products—2.7%
International Paper Co.	19,100	670

Pharmaceuticals—7.2%
GlaxoSmithKline PLC ADR	12,700	570
Pfizer, Inc.	28,600	648
Sanofi ADR	15,300	593

		1,811

Real Estate Investment Trust—3.5%
Annaly Capital Management, Inc.	17,400	275
Hospitality Properties Trust	23,000	609

		884

Schedule of Investments

NFJ All-Cap Value

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Semiconductors & Semiconductor Equipment—3.9%
Intel Corp.	22,000	$619
KLA-Tencor Corp.	6,400	348

		967

Software—4.1%
CA, Inc.	12,700	350
Microsoft Corp.	20,600	664

		1,014

Specialty Retail—2.4%
Staples, Inc.	37,200	602

Textiles, Apparel & Luxury Goods—1.3%
V.F. Corp.	2,300	336

Total Common Stock (cost—$22,195)		24,096

PREFERRED STOCK—0.0%
Oil, Gas & Consumable Fuels—0.0%
Energy Coal Resources, Inc., Class A (a)(b)(c) (cost—$97)	4,560	—

	Principal Amount (000s)
Repurchase Agreements—3.3%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $821; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $839 including accrued interest (cost—$821)	$821	821

Total Investments (cost—$23,113)—99.8%		24,917

Other assets less liabilities—0.2%		61

Net Assets—100.0%		$24,978

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Fair-Valued—Securities with an aggregate value of $0.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Dividend Value

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.6%
Aerospace & Defense—4.0%
Lockheed Martin Corp.	1,832,000	$164,623
Northrop Grumman Corp.	2,753,400	168,178

		332,801

Beverages—1.7%
PepsiCo, Inc.	2,162,400	143,475

Capital Markets—2.3%
Ameriprise Financial, Inc.	3,384,700	193,368

Chemicals—1.9%
Eastman Chemical Co.	800,100	41,357
EI Du Pont de Nemours & Co.	2,121,500	112,228

		153,585

Commercial Banks—4.2%
PNC Financial Services Group, Inc.	2,647,500	170,737
Wells Fargo & Co.	5,161,500	176,214

		346,951

Commercial Services & Supplies—3.5%
Pitney Bowes, Inc.	9,605,600	168,866
RR Donnelley & Sons Co. (a)	10,078,907	124,878

		293,744

Communications Equipment—1.9%
Harris Corp.	3,395,100	153,051

Diversified Financial Services—3.9%
JPMorgan Chase & Co.	6,987,600	321,290

Diversified Telecommunication Services—1.9%
AT&T, Inc.	4,958,100	154,842

Electric Utilities—1.8%
American Electric Power Co., Inc.	3,808,300	146,924

Energy Equipment & Services—1.9%
Ensco PLC ADR	2,958,100	156,572

Food & Staples Retailing—2.0%
Wal-Mart Stores, Inc.	2,660,800	162,841

Health Care Equipment & Supplies—2.2%
Medtronic, Inc.	4,607,800	180,580

Household Durables—1.8%
Whirlpool Corp.	1,946,800	149,631

Household Products—1.7%
Kimberly-Clark Corp.	1,848,600	136,593

	Shares	Value* (000s)
Industrial Conglomerates—2.0%
General Electric Co.	8,330,900	$167,201

Insurance—5.7%
Allstate Corp.	5,057,800	166,503
MetLife, Inc.	4,111,200	153,553
Travelers Cos., Inc.	2,582,000	152,854

		472,910

IT Services—1.9%
International Business Machines Corp.	746,800	155,820

Leisure Equipment & Products—2.0%
Mattel, Inc.	4,907,500	165,187

Media—1.9%
Time Warner, Inc.	4,229,600	159,667

Metals & Mining—4.4%
Barrick Gold Corp.	4,198,700	182,560
Freeport-McMoRan Copper & Gold, Inc.	4,856,600	184,745

		367,305

Multi-Utilities—1.9%
Ameren Corp.	4,817,100	156,941

Office Electronics—2.0%
Xerox Corp.	20,000,100	161,601

Oil, Gas & Consumable Fuels—15.4%
Chesapeake Energy Corp.	6,853,400	158,793
Chevron Corp.	1,493,500	160,163
ConocoPhillips	4,440,400	337,515
Marathon Oil Corp.	5,192,100	164,590
Royal Dutch Shell PLC ADR, Class A	2,198,900	154,209
Total S.A. ADR	5,928,100	303,044

		1,278,314

Paper & Forest Products—3.9%
International Paper Co.	9,234,500	324,131

Pharmaceuticals—7.7%
GlaxoSmithKline PLC ADR	3,172,700	142,486
Johnson & Johnson	2,108,600	139,083
Pfizer, Inc.	7,065,500	160,104
Sanofi ADR	5,117,600	198,307

		639,980

Real Estate Investment Trust—1.5%
Annaly Capital Management, Inc.	7,833,700	123,929

Semiconductors & Semiconductor Equipment—4.0%
Intel Corp.	11,714,700	329,300

Schedule of Investments

NFJ Dividend Value

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Software—2.1%
Microsoft Corp.	5,445,900	$175,630

Thrifts & Mortgage Finance—1.6%
Hudson City Bancorp, Inc.	18,388,200	134,418

Tobacco—1.9%
Reynolds American, Inc.	3,756,300	155,661

Total Common Stock (cost—$7,409,332)		7,994,243

MUTUAL FUNDS (a)—0.3%
Allianz Global Investors Money Market Fund, Institutional II Class (cost—$25,000)	25,000,000	25,000

	Principal Amount (000s)
Repurchase Agreements—2.7%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $222,218; collateralized by Federal Home Loan Bank, 4.00%, due 12/9/31, valued at $339 including accrued interest and Freddie Mac, 4.00%, due 11/25/26, valued at $226,328 including accrued interest (cost—$222,218)	$222,218	222,218

Total Investments (cost—$7,656,550)—99.6%		8,241,461

Other assets less liabilities—0.4%		33,945

Net Assets—100.0%		$8,275,406

Notes to Schedule of Investments:

(a)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ International Value

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.7%
Australia—2.8%
Australia & New Zealand Banking Group Ltd. ADR	1,695,800	$41,310
Telstra Corp. Ltd. ADR	908,000	15,563

		56,873

Belgium—1.5%
Delhaize Group S.A. ADR	599,200	31,518

Brazil—11.3%
Banco Bradesco S.A. ADR	2,146,300	37,560
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	981,600	75,210
Cia Paranaense de Energia ADR, Class P	1,690,100	39,735
Petroleo Brasileiro S.A. ADR	624,100	16,576
Tele Norte Leste S.A. ADR	3,904,400	44,315
Vale S.A. ADR	778,900	18,172

		231,568

Canada—9.8%
Agrium, Inc.	396,900	34,280
Magna International, Inc.	309,100	14,756
Manulife Financial Corp.	2,927,800	39,672
Nexen, Inc.	886,500	16,267
Toronto-Dominion Bank	509,900	43,316
Yamana Gold, Inc.	3,358,100	52,454

		200,745

China—2.7%
China Petroleum & Chemical Corp., Class H	32,810,100	35,681
Yanzhou Coal Mining Co., Ltd. ADR	914,300	19,758

		55,439

France—6.3%
Cap Gemini S.A.	418,334	18,725
France Telecom S.A. ADR	3,921,000	58,227
Sanofi	664,597	51,567

		128,519

Germany—1.0%
Deutsche Boerse AG	304,000	20,469

Hong Kong—1.8%
Cathay Pacific Airways Ltd.	9,278,700	17,171
Hang Seng Bank Ltd.	1,506,700	20,105

		37,276

India—0.6%
Tata Motors Ltd. ADR	491,100	13,245

Israel—1.0%
Teva Pharmaceutical Industries Ltd. ADR	455,800	20,538

	Shares	Value* (000s)
Japan—16.5%
Aeon Co., Ltd.	969,700	$12,774
Asahi Glass Co., Ltd. ADR	2,841,100	24,235
Fuji Heavy Industries Ltd. ADR	2,411,500	39,018
Hitachi Ltd.	6,764,900	43,768
KDDI Corp.	7,076	46,040
Komatsu Ltd.	757,100	21,770
Mitsui & Co., Ltd. ADR	137,600	45,495
Mizuho Financial Group, Inc.	27,141,600	44,655
Nitto Denko Corp. ADR	1,156,500	47,289
Sega Sammy Holdings, Inc.	625,200	13,150

		338,194

Korea (Republic of)—4.6%
POSCO ADR	442,200	37,012
SK Telecom Co., Ltd. ADR	2,825,100	39,297
Woori Finance Holdings Co., Ltd. ADR	507,600	17,513

		93,822

Netherlands—3.7%
ASML Holding NV	352,371	17,654
Heineken NV	351,500	19,537
Reed Elsevier NV	3,084,149	39,381

		76,572

Norway—2.8%
Seadrill Ltd.	499,268	18,748
Statoil ASA ADR	1,424,400	38,615

		57,363

Singapore—2.0%
United Overseas Bank Ltd. ADR	1,414,500	41,204

South Africa—2.9%
Sasol Ltd. ADR	1,248,100	60,708

Sweden—1.0%
Svenska Cellulosa AB ADR	1,148,800	19,863

Switzerland—3.2%
Zurich Financial Services AG ADR (b)	2,423,700	65,391

Taiwan—1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,649,700	25,207

Turkey—1.0%
KOC Holding AS ADR	988,300	20,112

United Kingdom—16.3%
AstraZeneca PLC ADR	1,365,400	60,747
BAE Systems PLC ADR	1,905,200	36,770
Diageo PLC ADR	413,895	39,941

Schedule of Investments

NFJ International Value

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Imperial Tobacco Group PLC	921,309	$37,374
Marks & Spencer Group PLC ADR	1,343,400	16,201
Rio Tinto PLC ADR	790,700	43,955
Royal Dutch Shell PLC ADR, Class A	833,500	58,453
Sage Group PLC ADR	1,029,200	19,699
Unilever PLC ADR	679,700	22,464

		335,604

United States—2.7%
Axis Capital Holdings Ltd.	1,237,800	41,058
RenaissanceRe Holdings Ltd.	189,300	14,336

		55,394

Total Common Stock (cost—$1,876,290)		1,985,624

	Principal Amount (000s)
Repurchase Agreements—4.4%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $89,331; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $91,122 including accrued interest (cost—$89,331)	$89,331	89,331

Total Investments (cost—$1,965,621) (a)—101.1%		2,074,955

Liabilities in excess of other assets—(1.1)%		(22,427)

Net Assets—100.0%		$2,052,528

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $459,032, representing 22.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Large-Cap Value

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.6%
Aerospace & Defense—3.0%
Northrop Grumman Corp.	478,600	$29,233

Air Freight & Logistics—1.1%
FedEx Corp.	110,500	10,161

Beverages—1.0%
Molson Coors Brewing Co., Class B	222,300	10,059

Biotechnology—1.0%
Amgen, Inc.	139,100	9,457

Capital Markets—2.2%
Goldman Sachs Group, Inc.	88,200	10,969
State Street Corp.	228,600	10,401

		21,370

Chemicals—2.2%
CF Industries Holdings, Inc.	54,700	9,991
PPG Industries, Inc.	117,100	11,218

		21,209

Commercial Banks—6.4%
PNC Financial Services Group, Inc.	321,300	20,721
U.S. Bancorp	303,700	9,621
Wells Fargo & Co.	916,000	31,272

		61,614

Communications Equipment—1.1%
Cisco Systems, Inc.	481,800	10,190

Diversified Financial Services—3.3%
JPMorgan Chase & Co.	701,000	32,232

Diversified Telecommunication Services—3.0%
AT&T, Inc.	929,700	29,035

Electric Utilities—2.8%
American Electric Power Co., Inc.	451,000	17,400
Edison International	229,500	9,756

		27,156

Energy Equipment & Services—2.0%
Diamond Offshore Drilling, Inc.	148,100	9,886
Ensco PLC ADR	181,300	9,596

		19,482

Food & Staples Retailing—4.0%
CVS Caremark Corp.	454,400	20,357
Kroger Co.	389,300	9,433
Safeway, Inc.	450,200	9,098

		38,888

Food Products—1.9%
ConAgra Foods, Inc.	700,600	18,398

	Shares	Value* (000s)
Health Care Equipment & Supplies—1.0%
Medtronic, Inc.	247,400	$9,696

Health Care Providers & Services—2.1%
CIGNA Corp.	412,800	20,330

Hotels, Restaurants & Leisure—1.0%
McDonald’s Corp.	97,800	9,594

Household Products—1.9%
Kimberly-Clark Corp.	252,000	18,620

Industrial Conglomerates—3.2%
General Electric Co.	1,550,800	31,125

Insurance—8.1%
Allstate Corp.	628,300	20,684
MetLife, Inc.	500,000	18,675
Prudential Financial, Inc.	320,300	20,304
Travelers Cos., Inc.	317,200	18,778

		78,441

IT Services—1.0%
International Business Machines Corp.	46,700	9,744

Leisure Equipment & Products—1.1%
Mattel, Inc.	314,400	10,583

Machinery—1.0%
Parker Hannifin Corp.	114,800	9,706

Media—3.3%
CBS Corp., Class B	360,100	12,211
Time Warner, Inc.	523,333	19,756

		31,967

Metals & Mining—1.6%
Freeport-McMoRan Copper & Gold Inc.	413,300	15,722

Multiline Retail—0.9%
Kohl’s Corp.	183,700	9,191

Office Electronics—1.5%
Xerox Corp.	1,745,500	14,104

Oil, Gas & Consumable Fuels—13.9%
Apache Corp.	181,500	18,230
Chesapeake Energy Corp.	708,200	16,409
Chevron Corp.	262,300	28,129
ConocoPhillips	378,200	28,747
Marathon Oil Corp.	597,400	18,937
Peabody Energy Corp.	171,400	4,964

Schedule of Investments

NFJ Large-Cap Value

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Total S.A. ADR	176,800	$9,038
Valero Energy Corp.	393,400	10,138

		134,592

Paper & Forest Products—2.1%
International Paper Co.	575,000	20,182

Pharmaceuticals—10.1%
Abbott Laboratories	338,500	20,747
Eli Lilly & Co.	260,200	10,478
Johnson & Johnson	288,500	19,029
Merck & Co., Inc.	494,400	18,985
Pfizer, Inc.	1,277,800	28,955

		98,194

Real Estate Investment Trust—2.4%
Annaly Capital Management, Inc.	1,491,400	23,594

Semiconductors & Semiconductor Equipment—4.2%
Intel Corp.	1,079,800	30,353
KLA-Tencor Corp.	184,400	10,035

		40,388

Software—3.2%
Microsoft Corp.	950,500	30,654

Tobacco—1.0%
Altria Group, Inc.	325,000	10,033

Total Common Stock (cost—$823,546)		964,944

	Principal Amount (000s)
Repurchase Agreements—0.5%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $4,704; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $4,802 including accrued interest (cost—$4,704)	$4,704	4,704

Total Investments (cost—$828,250)—100.1%		969,648

Liabilities in excess of other assets—(0.1)%		(660)

Net Assets—100.0%		$968,988

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Mid-Cap Value

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.4%
Aerospace & Defense—1.9%
Elbit Systems Ltd.	140,900	$5,425
Exelis, Inc.	156,100	1,954
L-3 Communications Holdings, Inc.	97,000	6,865

		14,244

Airlines—0.7%
Cathay Pacific Airways Ltd. ADR	606,200	5,468

Auto Components—2.2%
Cie Generale des Etablissements Michelin ADR	573,300	8,530
Magna International, Inc.	164,700	7,863

		16,393

Beverages—2.9%
Coca-Cola Enterprises, Inc.	276,000	7,894
Dr. Pepper Snapple Group, Inc.	173,800	6,988
Molson Coors Brewing Co., Class B	154,500	6,991

		21,873

Capital Markets—2.1%
Ameriprise Financial, Inc.	139,400	7,964
Raymond James Financial, Inc.	206,600	7,547

		15,511

Chemicals—4.4%
Agrium, Inc.	101,600	8,775
CF Industries Holdings, Inc.	41,826	7,640
Eastman Chemical Co.	160,200	8,281
FMC Corp.	77,500	8,204

		32,900

Commercial Banks—2.2%
Banco de Chile ADR	97,095	9,217
East West Bancorp, Inc.	326,700	7,544

		16,761

Commercial Services & Supplies—1.9%
Pitney Bowes, Inc.	328,000	5,766
Waste Management, Inc.	230,900	8,073

		13,839

Communications Equipment—1.1%
Harris Corp.	175,000	7,889

Construction & Engineering—1.2%
KBR, Inc.	244,900	8,706

Consumer Finance—1.4%
Discover Financial Services	308,600	10,289

Containers & Packaging—2.2%
Ball Corp.	187,500	8,040
Rexam PLC ADR	240,800	8,223

		16,263

	Shares	Value* (000s)
Diversified Financial Services—0.9%
NYSE Euronext	226,500	$6,797

Electric Utilities—1.0%
American Electric Power Co., Inc.	195,700	7,550

Electronic Equipment, Instruments & Components—2.4%
Jabil Circuit, Inc.	358,600	9,008
TE Connectivity, Ltd.	245,300	9,015

		18,023

Energy Equipment & Services—2.8%
Diamond Offshore Drilling, Inc.	115,000	7,676
Ensco PLC ADR	155,700	8,241
RPC, Inc.	433,050	4,595

		20,512

Food & Staples Retailing—0.8%
Delhaize Group S.A. ADR	106,500	5,602

Food Products—3.8%
Archer-Daniels-Midland Co.	255,700	8,096
Campbell Soup Co.	204,100	6,909
ConAgra Foods, Inc.	268,400	7,048
Tyson Foods, Inc., Class A	333,800	6,392

		28,445

Health Care Equipment & Supplies—3.3%
C.R. Bard, Inc.	86,200	8,510
Smith & Nephew PLC ADR	152,600	7,706
St. Jude Medical, Inc.	198,000	8,773

		24,989

Health Care Providers & Services—5.5%
AmerisourceBergen Corp.	222,300	8,821
CIGNA Corp.	162,300	7,993
McKesson Corp.	102,700	9,014
Quest Diagnostics, Inc.	131,300	8,029
Universal Health Services, Inc., Class B	168,900	7,079

		40,936

Hotels, Restaurants & Leisure—1.0%
Darden Restaurants, Inc.	148,200	7,582

Household Products—1.0%
Clorox Co.	110,400	7,590

Insurance—6.3%
AON Corp.	159,700	7,835
HCC Insurance Holdings, Inc.	251,100	7,827
Loews Corp.	217,300	8,664
Reinsurance Group of America, Inc.	133,900	7,963
Unum Group	323,900	7,929
Willis Group Holdings PLC	192,000	6,716

		46,934

Schedule of Investments

NFJ Mid-Cap Value

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
IT Services—1.0%
Western Union Co.	423,300	$7,450

Leisure Equipment & Products—1.1%
Mattel, Inc.	246,900	8,311

Machinery—4.4%
Flowserve Corp.	70,900	8,190
ITT Corp.	78,050	1,790
Joy Global, Inc.	98,800	7,262
Parker Hannifin Corp.	93,500	7,905
Xylem, Inc.	264,900	7,351

		32,498

Media—3.1%
McGraw-Hill Cos., Inc.	155,600	7,542
Omnicom Group, Inc.	168,700	8,545
Pearson PLC ADR	359,100	6,729

		22,816

Metals & Mining—8.0%
Compass Minerals International, Inc.	99,500	7,138
Franco-Nevada Corp.	201,512	8,665
Gold Resource Corp.	349,200	8,489
HudBay Minerals, Inc.	562,207	6,166
Inmet Mining Corp.	126,867	7,174
Kinross Gold Corp.	556,100	5,444
Silver Wheaton Corp.	244,800	8,127
Yamana Gold, Inc.	535,000	8,357

		59,560

Multiline Retail—0.9%
Kohl’s Corp.	139,600	6,984

Multi-Utilities—4.4%
Alliant Energy Corp.	190,800	8,266
Ameren Corp.	253,200	8,249
CMS Energy Corp.	373,200	8,210
Sempra Energy	141,400	8,478

		33,203

Oil, Gas & Consumable Fuels—7.9%
Alliance Resource Partners L.P.	88,747	5,334
Cimarex Energy Co.	79,300	5,985
Energen Corp.	143,000	7,028
EXCO Resources, Inc.	58,100	385
Linn Energy LLC, UNIT	215,000	8,202
Murphy Oil Corp.	152,100	8,559
Nexen, Inc.	378,000	6,936
Sunoco Logistics Partners L.P.	223,000	8,432
Valero Energy Corp.	330,000	8,504

		59,365

Paper & Forest Products—1.0%
International Paper Co.	219,400	7,701

	Shares	Value* (000s)
Real Estate Investment Trust—1.0%
Liberty Property Trust	216,900	$7,748

Road & Rail—2.1%
Canadian Pacific Railway Ltd.	126,600	9,615
CSX Corp.	295,500	6,359

		15,974

Semiconductors & Semiconductor Equipment—2.1%
KLA-Tencor Corp.	143,200	7,793
Linear Technology Corp.	243,500	8,206

		15,999

Software—1.2%
CA, Inc.	319,000	8,791

Specialty Retail—2.0%
Gap, Inc.	286,200	7,482
Staples, Inc.	465,900	7,538

		15,020

Tobacco—2.4%
Lorillard, Inc.	70,900	9,180
Reynolds American, Inc.	201,100	8,334

		17,514

Wireless Telecommunication Services—0.8%
SK Telecom Co., Ltd. ADR	433,600	6,031

Total Common Stock (cost—$595,473)		720,061

MUTUAL FUNDS—1.0%
Central Fund of Canada Ltd., Class A (cost—$7,695)	346,700	7,607

	Principal Amount (000s)
Repurchase Agreements—2.9%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $21,773; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $22,210 including accrued interest (cost—$21,773)	$21,773	21,773

Total Investments (cost—$624,941)—100.3%		749,441

Liabilities in excess of other assets—(0.3)%		(2,076)

Net Assets—100.0%		$747,365

Glossary:
ADR—American Depositary Receipt UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Small-Cap Value

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.3%
Aerospace & Defense—3.8%
Alliant Techsystems, Inc.	1,233,100	$61,803
Cubic Corp.	549,979	26,003
Curtiss-Wright Corp.	1,931,600	71,488
Elbit Systems Ltd.	344,800	13,275
Triumph Group, Inc.	1,713,200	107,349

		279,918

Beverages—0.9%
Cia Cervecerias Unidas S.A. ADR	490,600	38,605
Embotelladora Andina S.A. ADR, Class B	900,100	30,271

		68,876

Capital Markets—1.0%
Raymond James Financial, Inc.	2,109,100	77,045

Chemicals—7.7%
A. Schulman, Inc.	1,151,887	31,124
Cabot Corp.	2,106,700	89,914
Innophos Holdings, Inc.	1,043,900	52,320
International Flavors & Fragrances, Inc.	1,084,400	63,546
Methanex Corp.	2,154,000	69,854
NewMarket Corp.	329,700	61,786
Quaker Chemical Corp.	583,922	23,036
Scotts Miracle-Gro Co., Class A	1,532,800	83,016
Sensient Technologies Corp.	1,871,500	71,117
Stepan Co.	239,108	20,994

		566,707

Commercial Banks—4.7%
Bank of Hawaii Corp.	1,572,500	76,030
Cullen/Frost Bankers, Inc.	1,262,300	73,453
Old National Bancorp	1,598,500	21,004
Prosperity Bancshares, Inc.	1,526,100	69,896
Susquehanna Bancshares, Inc.	3,251,200	32,122
Trustmark Corp.	2,940,200	73,446

		345,951

Commercial Services & Supplies—1.2%
Brink’s Co.	2,270,400	54,194
Ennis, Inc.	350,481	5,545
Unifirst Corp.	469,000	28,867

		88,606

Computers & Peripherals—1.1%
Diebold, Inc.	2,145,200	82,633

Construction & Engineering—1.3%
Great Lakes Dredge & Dock Corp.	2,262,000	16,331
KBR, Inc.	2,325,900	82,686

		99,017

	Shares	Value* (000s)
Consumer Finance—1.5%
Advance America Cash Advance Centers, Inc.	2,771,900	$29,077
Cash America International, Inc. (b)	1,631,300	78,188

		107,265

Containers & Packaging—3.4%
Bemis Co., Inc.	2,556,600	82,553
Rock-Tenn Co., Class A	1,289,100	87,092
Sonoco Products Co.	2,394,650	79,502

		249,147

Diversified Consumer Services—0.4%
Hillenbrand, Inc.	1,421,400	32,621

Electric Utilities—2.1%
Great Plains Energy, Inc.	1,739,300	35,256
Portland General Electric Co.	1,940,400	48,471
Westar Energy, Inc.	2,445,400	68,300

		152,027

Electrical Equipment—1.0%
Belden, Inc.	1,911,800	72,476

Electronic Equipment, Instruments & Components—1.4%
AVX Corp.	1,472,400	19,524
Jabil Circuit, Inc.	3,424,200	86,016

		105,540

Energy Equipment & Services—3.0%
Bristow Group, Inc.	1,600,300	76,382
Patterson-UTI Energy, Inc.	3,551,400	61,404
Tidewater, Inc.	1,542,000	83,299

		221,085

Food & Staples Retailing—3.1%
Andersons, Inc. (b)	1,108,512	53,973
Casey’s General Stores, Inc.	1,744,282	96,738
Harris Teeter Supermarkets, Inc.	1,594,800	63,952
Weis Markets, Inc.	310,600	13,542

		228,205

Food Products—2.3%
Cal-Maine Foods, Inc. (b)	1,242,100	47,523
Corn Products International, Inc.	1,695,300	97,734
Fresh Del Monte Produce, Inc.	912,300	20,837

		166,094

Gas Utilities—3.6%
AGL Resources, Inc.	1,586,700	62,230
Atmos Energy Corp.	1,993,800	62,725
Southwest Gas Corp.	837,400	35,791
Suburban Propane Partners L.P.	801,800	34,477
UGI Corp.	2,610,900	71,147

		266,370

Schedule of Investments

NFJ Small-Cap Value

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Health Care Equipment & Supplies—4.5%
Cooper Cos., Inc.	1,099,700	$89,856
Invacare Corp.	1,531,900	25,384
STERIS Corp.	2,268,100	71,717
Teleflex, Inc.	1,282,700	78,437
West Pharmaceutical Services, Inc.	1,461,600	62,162

		327,556

Health Care Providers & Services—1.3%
Ensign Group, Inc.	763,600	20,739
Owens & Minor, Inc.	2,338,000	71,099

		91,838

Hotels, Restaurants & Leisure—1.0%
Bob Evans Farms, Inc.	903,739	34,089
International Speedway Corp., Class A (b)	1,440,085	39,962

		74,051

Industrial Conglomerates—0.2%
Standex International Corp.	303,474	12,500

Insurance—3.4%
American Equity Investment Life Holding Co.	1,613,300	20,602
American Financial Group, Inc.	2,264,200	87,353
Amtrust Financial Services, Inc.	161,200	4,333
Delphi Financial Group, Inc., Class A	1,482,900	66,389
Infinity Property & Casualty Corp.	109,800	5,746
Montpelier Re Holdings Ltd.	815,078	15,747
RLI Corp.	696,000	49,862

		250,032

Internet Software & Services—0.4%
j2 Global, Inc.	1,095,100	31,407

Leisure Equipment & Products—0.6%
Sturm Ruger & Co., Inc.	873,700	42,899

Life Sciences Tools & Services—1.1%
PerkinElmer, Inc.	3,003,572	83,079

Machinery—6.6%
Barnes Group, Inc.	2,202,900	57,959
Cascade Corp.	392,083	19,651
Crane Co.	1,656,800	80,355
ITT Corp.	3,194,107	73,273
Kennametal, Inc.	1,911,100	85,101
Titan International, Inc. (b)	2,118,900	50,112
Twin Disc, Inc.	465,200	12,137
Valmont Industries, Inc.	907,300	106,526

		485,114

Media—2.3%
Cinemark Holdings, Inc.	3,778,600	82,940
Meredith Corp. (b)	2,613,500	84,834

		167,774

	Shares	Value* (000s)
Metals & Mining—5.5%
AMCOL International Corp.	684,304	$20,180
Compass Minerals International, Inc.	1,039,400	74,567
Gold Resource Corp.	2,514,206	61,120
HudBay Minerals, Inc.	6,498,764	71,278
IAMGOLD Corp.	4,449,400	59,133
Royal Gold, Inc.	1,277,155	83,296
Steel Dynamics, Inc.	2,406,800	34,995

		404,569

Multi-Utilities—1.6%
Avista Corp.	1,704,700	43,606
OGE Energy Corp.	1,401,000	74,954

		118,560

Oil, Gas & Consumable Fuels—13.1%
Alliance Resource Partners L.P.	556,800	33,464
Berry Petroleum Co., Class A	2,102,200	99,077
Buckeye Partners L.P.	1,005,100	61,492
Cimarex Energy Co.	1,023,900	77,274
CVR Energy, Inc. (a)	2,529,500	67,664
Energen Corp.	1,504,100	73,927
EXCO Resources, Inc.	627,700	4,162
HollyFrontier Corp.	2,790,400	89,711
Knightsbridge Tankers Ltd.	403,300	5,800
Linn Energy LLC, UNIT	1,508,600	57,553
Magellan Midstream Partners L.P.	1,136,900	82,243
Pioneer Southwest Energy Partners L.P.	744,100	19,882
Ship Finance International Ltd.	1,677,800	25,670
Sunoco Logistics Partners L.P.	1,542,870	58,336
TC Pipelines L.P.	548,400	24,656
Transmontaigne Partners L.P.	451,000	15,677
W&T Offshore, Inc.	3,175,400	66,937
World Fuel Services Corp.	2,368,173	97,095

		960,620

Paper & Forest Products—0.5%
Buckeye Technologies, Inc.	329,295	11,186
Neenah Paper, Inc.	756,613	22,502

		33,688

Real Estate Investment Trust—3.5%
CreXus Investment Corp.	837,800	8,663
Franklin Street Properties Corp.	2,928,300	31,040
Healthcare Realty Trust, Inc.	2,433,800	53,544
Omega Healthcare Investors, Inc.	3,448,300	73,311
PS Business Parks, Inc.	725,000	47,516
Sovran Self Storage, Inc.	860,600	42,884

		256,958

Semiconductors & Semiconductor Equipment—0.5%
Brooks Automation, Inc.	1,739,541	21,449
Micrel, Inc.	1,201,300	12,325

		33,774

Schedule of Investments

NFJ Small-Cap Value

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Specialty Retail—3.2%
Aaron’s, Inc.	2,533,200	$65,610
Buckle, Inc.	1,902,500	91,130
Group 1 Automotive, Inc. (b)	1,350,723	75,870

		232,610

Textiles, Apparel & Luxury Goods—1.0%
Wolverine World Wide, Inc.	2,051,400	76,271

Tobacco—1.0%
Universal Corp. (b)	1,619,500	75,469

Trading Companies & Distributors—0.3%
Applied Industrial Technologies, Inc.	559,000	22,992

Wireless Telecommunication Services—0.2%
Cellcom Israel Ltd.	1,173,800	14,543

Total Common Stock (cost—$5,229,599)		7,005,887

MUTUAL FUNDS—1.2%
Allianz Global Investors Money Market Fund, Institutional II Class (b)	25,000,000	25,000
Central Fund of Canada Ltd., Class A	2,848,100	62,487

Total Mutual Funds (cost—$60,007)		87,487

	Principal Amount (000s)
Repurchase Agreements—3.4%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $251,863; collateralized by Fannie Mae, 4.00%, due 11/4/26, valued at $135,723 including accrued interest and Freddie Mac, 4.00%, due 11/25/26, valued at $121,181 including accrued interest (cost—$251,863)	$251,863	251,863

Total Investments (cost—$5,541,469)—99.9%		7,345,237

Other assets less liabilities—0.1%		4,783

Net Assets—100.0%		$7,350,020

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

RCM Focused Growth

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—91.4%
Aerospace & Defense—5.5%
Precision Castparts Corp.	1,240	$214
United Technologies Corp.	2,685	223

		437

Auto Components—2.1%
BorgWarner, Inc. (b)	1,940	164

Beverages—4.1%
Coca-Cola Co.	4,390	325

Chemicals—2.6%
Potash Corp. of Saskatchewan, Inc. (a)	4,545	208

Communications Equipment—3.1%
Comverse Technology, Inc. (b)	144	1
QUALCOMM, Inc.	3,670	250

		251

Computers & Peripherals—13.0%
Apple, Inc. (a)(b)	1,294	776
EMC Corp. (b)	8,598	257

		1,033

Energy Equipment & Services—7.0%
Cameron International Corp. (b)	3,892	206
Schlumberger Ltd. (a)	5,013	350

		556

Financial Services—2.0%
Visa, Inc., Class A	1,337	158

Food Products—2.9%
Hershey Co.	1,905	117
Mead Johnson Nutrition Co., Class A	1,425	117

		234

Health Care Equipment & Supplies—1.7%
St. Jude Medical, Inc.	3,065	136

Health Care Providers & Services—6.0%
Cardinal Health, Inc.	4,740	204
UnitedHealth Group, Inc.	4,640	274

		478

Hotels, Restaurants & Leisure—5.6%
McDonald’s Corp.	2,222	218
Starbucks Corp.	4,105	229

		447

Household Products—1.6%
Procter & Gamble Co.	1,910	128

Internet Software & Services—3.0%
Google, Inc., Class A (b)	374	240

	Shares	Value* (000s)
IT Services—3.6%
Accenture PLC, Class A	4,465	$288

Machinery—2.4%
Deere & Co.	1,325	107
Eaton Corp.	1,680	84

		191

Oil, Gas & Consumable Fuels—4.4%
Occidental Petroleum Corp.	2,960	282
Peabody Energy Corp.	2,520	73

		355

Pharmaceuticals—7.5%
Allergan, Inc. (a)	3,620	346
Johnson & Johnson	3,810	251

		597

Road & Rail—3.1%
Union Pacific Corp.	2,290	246

Semiconductors & Semiconductor Equipment—3.5%
Microchip Technology, Inc.	7,576	282

Software—4.3%
Microsoft Corp.	6,177	199
Oracle Corp.	4,917	143

		342

Textiles, Apparel & Luxury Goods—2.4%
Nike, Inc., Class B	1,774	192

Total Common Stock (cost—$6,119)		7,288

	Principal Amount (000s)
Repurchase Agreements—8.7%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $695; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $712 including accrued interest (cost—$695)	$695	695

Total Investments, before securities sold short (cost—$6,814)—100.1%		7,983

Schedule of Investments

RCM Focused Growth

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
SECURITIES SOLD SHORT—(4.6)%
Exchange-Traded Funds—(4.6)%
Materials Select Sector SPDR	6,382	$(236)
SPDR KBW Bank	5,292	(127)

Total Securities Sold Short (proceeds received—$353)		(363)

Total Investments, net of securities sold short (cost—$6,461)—95.5%		7,620

Other assets less other liabilities—4.5%		357

Net Assets—100.0%		$7,977

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short.
(b)	Non-income producing.

Glossary:

SPDR—Standard & Poor’s Depositary Receipts

Other Investments

RCM Focused Growth

Transactions in options written for the nine months ended March 31, 2012 (amounts in thousands except for number of contracts):

	Contracts	Premiums
Options outstanding, June 30, 2011	1,826	$561
Options written	452	86
Options terminated in closing transactions	(2,203)	(635)
Options exercised	(7)	—
Options expired	(68)	(12)

Options outstanding, March 31, 2012	—	—

Schedule of Investments

RCM Global Commodity Equity

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.8%
Australia—2.3%
BHP Billiton Ltd.	21,142	$762
Iluka Resources Ltd.	15,953	296

		1,058

Austria—1.2%
Andritz AG	5,871	575

Brazil—3.7%
BRF - Brasil Foods S.A. ADR	39,670	794
Cosan S.A. Industria e Comercio	48,400	900

		1,694

Canada—4.8%
Agrium, Inc.	10,400	898
Potash Corp. of Saskatchewan, Inc.	14,295	653
Suncor Energy, Inc.	20,167	659

		2,210

Chile—0.9%
Sociedad Quimica y Minera de Chile S.A. ADR	7,300	428

China—2.6%
Beijing Enterprises Holdings Ltd.	43,000	261
China Communications Construction Co., Ltd., Class H	330,000	331
China Merchants Holdings International Co., Ltd.	80,000	267
CNOOC Ltd.	169,000	346

		1,205

France—1.7%
Cie Generale de Geophysique (b)	7,910	235
Schneider Electric S.A.	8,480	555

		790

Germany—1.9%
BASF SE	4,300	376
Lanxess AG	6,035	498

		874

Indonesia—0.8%
BW Plantation Tbk PT	1,934,000	349

Italy—0.7%
Saipem SpA	6,370	329

Japan—3.4%
FANUC Corp.	3,000	538
Mitsui & Co., Ltd.	31,400	518
SMC Corp.	3,200	512

		1,568

	Shares	Value* (000s)
Korea (Republic of)—0.5%
POSCO ADR	2,905	$243

Malaysia—1.0%
Genting Plantations Bhd.	141,200	439

Netherlands—1.3%
LyondellBasell Industries NV, Class A	13,300	581

Norway—2.0%
Statoil ASA	18,950	514
Yara International ASA	8,405	401

		915

Singapore—2.3%
Golden Agri-Resources Ltd.	1,094,000	684
Keppel Corp. Ltd.	42,000	367

		1,051

Switzerland—0.5%
Weatherford International Ltd. (b)	14,705	222

United Kingdom—12.8%
BG Group PLC	40,590	941
BP PLC	157,895	1,176
Ensco PLC ADR	17,400	921
Rio Tinto PLC	14,340	795
Royal Dutch Shell PLC, Class A	31,855	1,114
Xstrata PLC	53,685	920

		5,867

United States—51.4%
AGCO Corp. (b)	18,040	852
Air Products & Chemicals, Inc.	6,325	581
Airgas, Inc.	2,850	254
Anadarko Petroleum Corp.	13,085	1,025
Cameron International Corp. (b)	12,805	676
CARBO Ceramics, Inc.	2,200	232
CF Industries Holdings, Inc.	1,350	247
Cliffs Natural Resources, Inc.	13,600	942
Cobalt International Energy, Inc. (b)	15,215	457
Corn Products International, Inc.	15,800	911
Darling International, Inc. (b)	17,480	304
Dow Chemical Co.	14,160	490
EI Du Pont de Nemours & Co.	9,155	484
Energy XXI Bermuda Ltd. (b)	10,150	366
Exxon Mobil Corp.	20,140	1,747
Flowserve Corp.	3,070	355
Freeport-McMoRan Copper & Gold, Inc.	15,305	582
Greenbrier Cos., Inc. (b)	10,600	210
Kirby Corp. (b)	10,140	667
Laredo Petroleum Holdings, Inc. (b)	29,600	694

Schedule of Investments

RCM Global Commodity Equity

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Marathon Oil Corp.	14,860	$471
Marathon Petroleum Corp.	9,525	413
Monsanto Co.	26,160	2,086
Mosaic Co.	17,730	980
National-Oilwell Varco, Inc.	9,555	759
Noble Energy, Inc.	2,425	237
Occidental Petroleum Corp.	4,925	469
Pioneer Natural Resources Co.	8,750	976
Plains Exploration & Production Co. (b)	10,800	461
Precision Castparts Corp.	1,415	245
Rowan Cos., Inc. (b)	14,155	466
Schlumberger Ltd.	11,550	808
SM Energy Co.	5,025	356
Smithfield Foods, Inc. (b)	32,995	727
Southwestern Energy Co. (b)	7,255	222
Transocean Ltd.	11,260	616
Trinity Industries, Inc.	7,000	231
Union Pacific Corp.	3,380	363
Valero Energy Corp.	23,555	607

		23,569

Total Common Stock (cost—$41,458)		43,967

	Principal Amount (000s)
Repurchase Agreements—4.3%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $1,953; collateralized by Freddie Mac, 4.00%, due 11/25/26, valued at $1,994 including accrued interest (cost—$1,953)	$1,953	1,953

Total Investments (cost—$43,411) (a)—100.1%		45,920

Liabilities in excess of other assets—(0.1)%		(43)

Net Assets—100.0%		$45,877

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $14,099, representing 30.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Global Small-Cap

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Australia—0.3%
Roc Oil Co., Ltd. (b)	582,000	$242

Austria—1.5%
Conwert Immobilien Invest SE	20,897	252
Lenzing AG	4,450	483
Schoeller-Bleckmann Oilfield Equipment AG	5,364	494

		1,229

Bermuda—0.2%
Asian Citrus Holdings Ltd.	253,000	173

Canada—1.0%
Absolute Software Corp. (b)	73,995	464
MDC Partners, Inc., Class A	33,950	377

		841

China—1.6%
China Everbright International Ltd.	1,216,000	571
Dah Chong Hong Holdings Ltd.	348,000	368
RDA Microelectronics, Inc. ADR (b)	17,000	188
TCL Communication Technology Holdings Ltd.	487,000	217

		1,344

Denmark—0.9%
Christian Hansen Holding A/S	10,100	262
SimCorp A/S	2,543	446

		708

Finland—0.6%
Vacon PLC	9,055	483

France—1.4%
Faiveley Transport	6,110	424
Sartorius Stedim Biotech	6,325	445
Virbac S.A.	2,060	327

		1,196

Germany—3.2%
Bechtle AG	7,835	349
Delticom AG	4,815	513
Deutsche Wohnen AG	19,825	293
Dialog Semiconductor PLC (b)	16,665	407
Pfeiffer Vacuum Technology AG	4,835	548
Wirecard AG	29,215	557

		2,667

Hong Kong—0.7%
China Overseas Grand Oceans Group Ltd.	404,000	442
Focus Media Holding Ltd. ADR	1,100	28
Kingboard Laminates Holdings Ltd.	277,000	131

		601

	Shares	Value* (000s)
Indonesia—0.3%
Erajaya Swasembada Tbk PT (b)	2,047,500	$289

Ireland—1.2%
Alkermes PLC (b)	12,780	237
Paddy Power PLC	12,470	785

		1,022

Italy—0.6%
Yoox SpA (b)	30,415	483

Japan—8.9%
Chiyoda Co., Ltd.	19,100	384
Credit Saison Co., Ltd.	27,900	569
CyberAgent, Inc.	47	123
Denki Kogyo Co., Ltd.	77,000	392
Doshisha Co., Ltd.	10,300	296
Inui Steamship Co., Ltd. (b)	68,900	271
Makino Milling Machine Co., Ltd.	52,000	450
Maruwa Co., Ltd.	9,600	428
Message Co., Ltd.	114	342
Nissin Electric Co., Ltd.	66,000	401
Panasonic Electric Works SUNX Co., Ltd.	56,300	289
Park24 Co., Ltd.	23,600	319
Penta-Ocean Construction Co., Ltd.	37,500	120
Rohto Pharmaceutical Co., Ltd.	35,000	437
Sanyo Special Steel Co., Ltd.	55,000	300
St. Marc Holdings Co., Ltd.	6,000	238
Suruga Bank Ltd.	31,000	318
Taiheiyo Cement Corp.	178,000	397
Takata Corp.	17,900	480
Tatsuta Electric Wire and Cable Co., Ltd.	76,000	459
TS Tech Co., Ltd.	21,700	431

		7,444

Korea (Republic of)—1.4%
Fila Korea Ltd.	5,300	402
Kolon Plastic, Inc.	36,330	274
Nexen Tire Corp.	29,280	462

		1,138

Netherlands—1.5%
Imtech NV	18,575	594
Nutreco NV	5,690	409
Unit 4 NV	7,515	218

		1,221

Norway—1.9%
Prosafe SE	62,045	494
Schibsted ASA	17,930	666
TGS Nopec Geophysical Co. ASA	16,820	462

		1,622

Schedule of Investments

RCM Global Small-Cap

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Philippines—0.8%
Alliance Global Group, Inc.	2,168,000	$637

Sweden—3.1%
Axis Communications AB	19,734	534
Betsson AB (b)	14,276	420
Elekta AB, Class B	7,735	391
Hufvudstaden AB, Ser. A	37,433	396
Nibe Industrier AB, Class B	33,551	535
Wallenstam AB, Ser. B	31,057	302

		2,578

Switzerland—2.2%
Aryzta AG (b)	6,215	302
Dufry AG (b)	4,870	636
Interroll Holding AG (b)	1,565	593
Swissquote Group Holding S.A.	6,958	269

		1,800

Taiwan—0.7%
Catcher Technology Co., Ltd.	87,000	617

United Kingdom—4.0%
Abcam PLC	43,115	241
Aveva Group PLC	11,580	307
Croda International PLC	19,805	667
Hikma Pharmaceuticals PLC	40,675	442
Restaurant Group PLC	105,995	502
Rotork PLC	20,390	669
Spirax-Sarco Engineering PLC	16,075	537

		3,365

United States—60.7%
Acadia Healthcare Co., Inc. (b)	36,900	601
Actuant Corp., Class A	19,725	572
Annie’s, Inc. (b)	3,770	131
Ardea Biosciences, Inc. (b)	19,924	434
Ariba, Inc. (b)	24,730	809
Aspen Technology, Inc. (b)	44,735	918
Atwood Oceanics, Inc. (b)	9,670	434
Bazaarvoice, Inc. (b)	27,201	540
BE Aerospace, Inc. (b)	15,895	739
Calix, Inc. (b)	81,185	693
CARBO Ceramics, Inc.	4,000	422
Caribou Coffee Co., Inc. (b)	36,840	687
Carpenter Technology Corp.	12,780	667
Centene Corp. (b)	12,705	622
Cepheid, Inc. (b)	15,895	665
Chart Industries, Inc. (b)	11,170	819
Cheesecake Factory, Inc. (b)	18,580	546
Cogent Communications Group, Inc. (b)	48,455	925

	Shares	Value* (000s)
Colfax Corp. (b)	22,395	$789
Colonial Properties Trust, REIT	19,865	432
Commvault Systems, Inc. (b)	15,335	761
Cooper Cos., Inc.	8,500	695
Cost Plus, Inc. (b)	39,620	709
Cypress Semiconductor Corp. (b)	28,620	447
Demandware, Inc. (b)	15,991	477
Dril-Quip, Inc. (b)	12,225	795
Elizabeth Arden, Inc. (b)	18,780	657
Endologix, Inc. (b)	50,290	737
Energy XXI Bermuda Ltd. (b)	19,785	714
ExamWorks Group, Inc. (b)	62,405	775
Express, Inc. (b)	29,230	730
Fairchild Semiconductor International, Inc. (b)	36,620	538
Finisar Corp. (b)	23,225	468
Fortress Investment Group LLC, Class A	113,650	405
Fortune Brands Home & Security, Inc. (b)	28,395	627
Genesee & Wyoming, Inc., Class A (b)	12,030	657
Glu Mobile, Inc. (b)	118,915	577
Halozyme Therapeutics, Inc. (b)	51,680	659
Health Management Associates, Inc., Class A (b)	65,350	439
HMS Holdings Corp. (b)	20,560	642
Idenix Pharmaceuticals, Inc. (b)	26,350	258
Inphi Corp. (b)	36,955	524
Insulet Corp. (b)	36,455	698
IPC The Hospitalist Co., Inc. (b)	12,145	448
Ironwood Pharmaceuticals, Inc. (b)	28,035	373
Key Energy Services, Inc. (b)	42,585	658
Laredo Petroleum Holdings, Inc. (b)	20,650	484
Lattice Semiconductor Corp. (b)	91,435	588
LivePerson, Inc. (b)	39,400	661
Masimo Corp. (b)	22,395	524
Medivation, Inc. (b)	3,835	287
MicroStrategy, Inc., Class A (b)	6,225	872
Natus Medical, Inc. (b)	49,900	595
Netspend Holdings, Inc. (b)	59,380	461
NewStar Financial, Inc. (b)	66,125	735
Oasis Petroleum, Inc. (b)	22,395	690
Pharmacyclics, Inc. (b)	13,005	361
Polaris Industries, Inc.	9,445	681
RBC Bearings, Inc. (b)	16,615	766
Regal-Beloit Corp.	8,395	550
Roadrunner Transportation Systems, Inc. (b)	32,340	561
Robbins & Myers, Inc.	12,950	674
Rockwood Holdings, Inc. (b)	8,780	458

Schedule of Investments

RCM Global Small-Cap

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Sapient Corp.	68,515	$853
Seattle Genetics, Inc. (b)	21,490	438
Select Comfort Corp. (b)	23,950	776
Semtech Corp. (b)	24,340	693
Sirona Dental Systems, Inc. (b)	7,335	378
Skullcandy, Inc. (b)	40,010	633
Solera Holdings, Inc.	11,695	537
Sonic Automotive, Inc., Class A	30,620	548
Steven Madden Ltd. (b)	18,950	810
Stifel Financial Corp. (b)	12,225	463
Teradyne, Inc. (b)	29,340	496
Titan International, Inc.	28,560	675
TiVo, Inc. (b)	41,955	503
Tower International, Inc. (b)	57,235	697
Tractor Supply Co.	5,260	476
TreeHouse Foods, Inc. (b)	10,505	625
TriQuint Semiconductor, Inc. (b)	74,295	512
Ultimate Software Group, Inc. (b)	10,615	778
Vitamin Shoppe, Inc. (b)	16,725	739
WABCO Holdings, Inc. (b)	9,225	558
Western Alliance Bancorp (b)	56,290	477

		50,526

Total Common Stock (cost—$66,199)		82,226

	Principal Amount (000s)
Repurchase Agreements—0.9%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $726; collateralized by Fannie Mae, 4.00%, due 11/4/26, valued at $744 including accrued interest (cost—$726)	$726	726

Total Investments (cost—$66,925) (a)—99.6%		82,952

Other assets less liabilities—0.4%		353

Net Assets—100.0%		$83,305

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $29,063, representing 34.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

RCM Large-Cap Growth

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.0%
Aerospace & Defense—4.9%
Precision Castparts Corp.	55,985	$9,680
United Technologies Corp.	139,330	11,556

		21,236

Auto Components—1.7%
BorgWarner, Inc. (a)	90,010	7,591

Automobiles—1.2%
Harley-Davidson, Inc.	102,617	5,036

Beverages—3.8%
Coca-Cola Co.	222,225	16,447

Chemicals—1.4%
Potash Corp. of Saskatchewan, Inc.	134,155	6,130

Commercial Banks—1.5%
Wells Fargo & Co.	194,852	6,652

Communications Equipment—2.5%
QUALCOMM, Inc.	160,576	10,922

Computers & Peripherals—11.9%
Apple, Inc. (a)	67,690	40,578
EMC Corp. (a)	357,131	10,671

		51,249

Electrical Equipment—1.4%
Rockwell Automation, Inc.	74,840	5,965

Energy Equipment & Services—6.4%
Cameron International Corp. (a)	145,740	7,700
National-Oilwell Varco, Inc.	84,105	6,684
Schlumberger Ltd.	187,907	13,140

		27,524

Financial Services—2.2%
Visa, Inc., Class A	78,830	9,302

Food & Staples Retailing—2.9%
Costco Wholesale Corp.	90,830	8,248
Walgreen Co.	132,199	4,427

		12,675

Food Products—3.8%
Green Mountain Coffee Roasters, Inc. (a)	71,165	3,333
Hershey Co.	109,585	6,721
Mead Johnson Nutrition Co., Class A	75,590	6,235

		16,289

Health Care Equipment & Supplies—2.9%
Edwards Lifesciences Corp. (a)	73,805	5,368

	Shares	Value* (000s)
St. Jude Medical, Inc.	165,725	$7,343

		12,711

Health Care Providers & Services—5.9%
Cardinal Health, Inc.	197,890	8,531
Henry Schein, Inc. (a)	59,525	4,505
UnitedHealth Group, Inc.	208,840	12,309

		25,345

Hotels, Restaurants & Leisure—4.5%
McDonald’s Corp.	108,320	10,626
Starbucks Corp.	155,480	8,690

		19,316

Household Products—1.3%
Procter & Gamble Co.	87,135	5,856

Industrial Conglomerates—1.5%
Danaher Corp.	112,277	6,288

Internet Software & Services—4.4%
Akamai Technologies, Inc. (a)	137,155	5,033
Google, Inc., Class A (a)	21,480	13,774

		18,807

IT Services—2.7%
Accenture PLC, Class A	180,175	11,621

Life Sciences Tools & Services—1.3%
Agilent Technologies, Inc.	129,415	5,760

Machinery—3.2%
Deere & Co.	58,050	4,696
Eaton Corp.	98,040	4,886
Flowserve Corp.	38,415	4,437

		14,019

Media—1.4%
Time Warner, Inc.	158,295	5,976

Oil, Gas & Consumable Fuels—3.7%
Occidental Petroleum Corp.	90,140	8,584
Peabody Energy Corp.	108,805	3,151
Suncor Energy, Inc.	133,430	4,363

		16,098

Pharmaceuticals—5.3%
Allergan, Inc.	135,625	12,943
Johnson & Johnson	152,655	10,069

		23,012

Road & Rail—2.0%
Union Pacific Corp.	81,245	8,732

Semiconductors & Semiconductor Equipment—5.2%
Intel Corp.	288,495	8,110
Microchip Technology, Inc.	271,453	10,098

Schedule of Investments

RCM Large-Cap Growth

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Texas Instruments, Inc.	129,005	$4,336

		22,544

Software—5.1%
Microsoft Corp.	307,905	9,930
Oracle Corp.	264,358	7,709
Salesforce.com, Inc. (a)	28,168	4,352

		21,991

Textiles, Apparel & Luxury Goods—2.0%
Nike, Inc., Class B	78,290	8,490

Total Common Stock (cost—$337,241)		423,584

	Principal Amount (000s)
Repurchase Agreements—1.9%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $8,328; collateralized by Fannie Mae, 4.00%, due 11/4/26, valued at $8,496 including accrued interest (cost—$8,328)	$8,328	8,328

Total Investments (cost—$345,569)—99.9%		431,912

Other assets less liabilities—0.1%		217

Net Assets—100.0%		$432,129

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

RCM Mid-Cap

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.9%
Aerospace & Defense—1.6%
BE Aerospace, Inc. (a)	26,990	$1,254

Auto Components—2.0%
BorgWarner, Inc. (a)	18,605	1,569

Automobiles—1.8%
Harley-Davidson, Inc.	29,140	1,430

Beverages—0.8%
Coca-Cola Enterprises, Inc.	21,625	618

Biotechnology—2.1%
Halozyme Therapeutics, Inc. (a)	77,990	995
Idenix Pharmaceuticals, Inc. (a)	22,470	220
Ironwood Pharmaceuticals, Inc. (a)	30,420	405

		1,620

Building Products—1.8%
Fortune Brands Home & Security, Inc. (a)	48,890	1,079
Owens Corning (a)	9,565	345

		1,424

Capital Markets—0.7%
Lazard Ltd., Class A	17,725	506

Chemicals—1.0%
Airgas, Inc.	8,675	772

Commercial Banks—2.2%
Fifth Third Bancorp	42,215	593
Zions Bancorporation	53,100	1,140

		1,733

Commercial Services & Supplies—0.8%
Republic Services, Inc.	21,515	658

Communications Equipment—1.9%
JDS Uniphase Corp. (a)	56,455	818
Juniper Networks, Inc. (a)	27,675	633

		1,451

Computers & Peripherals—1.4%
Western Digital Corp. (a)	26,095	1,080

Construction & Engineering—1.6%
KBR, Inc.	33,895	1,205

Containers & Packaging—1.4%
Owens-Illinois, Inc. (a)	46,735	1,091

	Shares	Value* (000s)
Diversified Consumer Services—0.7%
DeVry, Inc.	16,755	$568

Electrical Equipment—4.6%
AMETEK, Inc.	33,515	1,626
Rockwell Automation, Inc.	15,570	1,241
Roper Industries, Inc.	6,970	691

		3,558

Energy Equipment & Services—4.8%
Cameron International Corp. (a)	31,815	1,681
CARBO Ceramics, Inc.	3,420	361
Rowan Cos., Inc. (a)	19,250	634
Weatherford International Ltd. (a)	68,940	1,040

		3,716

Food & Staples Retailing—1.9%
Whole Foods Market, Inc.	18,110	1,507

Food Products—4.4%
Green Mountain Coffee Roasters, Inc. (a)	21,525	1,009
Hershey Co.	21,445	1,315
Mead Johnson Nutrition Co., Class A	13,630	1,124

		3,448

Health Care Equipment & Supplies—4.7%
Cooper Cos., Inc.	15,960	1,304
Edwards Lifesciences Corp. (a)	6,945	505
Hologic, Inc. (a)	20,665	445
Sirona Dental Systems, Inc. (a)	11,390	587
St. Jude Medical, Inc.	18,970	841

		3,682

Health Care Providers & Services—2.4%
Centene Corp. (a)	22,705	1,112
DaVita, Inc. (a)	8,125	733

		1,845

Health Care Technology—3.4%
Cerner Corp. (a)	19,070	1,452
SXC Health Solutions Corp. (a)	16,180	1,213

		2,665

Hotels, Restaurants & Leisure—3.0%
Chipotle Mexican Grill, Inc., Class A (a)	3,345	1,398
Dunkin’ Brands Group, Inc.	8,690	262
Starwood Hotels & Resorts Worldwide, Inc.	12,560	708

		2,368

Insurance—0.9%
Arch Capital Group Ltd. (a)	18,630	694

Internet & Catalog Retail—1.6%
Groupon, Inc. (a)	45,365	834

Schedule of Investments

RCM Mid-Cap

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
NetFlix, Inc. (a)	3,255	$374

		1,208

Internet Software & Services—1.5%
Akamai Technologies, Inc. (a)	31,095	1,141

Leisure Equipment & Products—1.2%
Hasbro, Inc.	25,540	938

Life Sciences Tools & Services—2.3%
Agilent Technologies, Inc.	40,055	1,783

Machinery—3.5%
Colfax Corp. (a)	22,490	792
Gardner Denver, Inc.	11,330	714
Navistar International Corp. (a)	29,045	1,175

		2,681

Media—5.0%
CBS Corp., Class B	30,140	1,022
Interpublic Group of Cos., Inc.	44,925	512
McGraw-Hill Cos., Inc.	27,335	1,325
Scripps Networks Interactive, Inc., Class A	21,005	1,023

		3,882

Metals & Mining—2.8%
Carpenter Technology Corp.	23,590	1,232
Cliffs Natural Resources, Inc.	13,505	935

		2,167

Multiline Retail—2.2%
Dollar Tree, Inc. (a)	17,855	1,687

Oil, Gas & Consumable Fuels—4.7%
Cabot Oil & Gas Corp.	14,170	442
Cobalt International Energy, Inc. (a)	30,890	927
Energy XXI Bermuda Ltd. (a)	10,855	392
Pioneer Natural Resources Co.	14,060	1,569
SM Energy Co.	4,690	332

		3,662

Pharmaceuticals—0.6%
Perrigo Co.	4,155	429

Real Estate Management & Development—1.4%
CBRE Group, Inc., Class A (a)	53,195	1,062

Road & Rail—1.1%
J.B. Hunt Transport Services, Inc.	15,895	864

Semiconductors & Semiconductor Equipment—7.9%
Altera Corp.	25,765	1,026
Analog Devices, Inc.	10,980	443
Atmel Corp. (a)	41,665	411

	Shares	Value* (000s)
Avago Technologies Ltd.	28,380	$1,106
Lam Research Corp. (a)	18,820	840
Marvell Technology Group Ltd. (a)	29,610	466
Microchip Technology, Inc.	17,285	643
Micron Technology, Inc. (a)	43,025	348
ON Semiconductor Corp. (a)	90,800	818

		6,101

Software—4.9%
Fortinet, Inc. (a)	16,450	455
Red Hat, Inc. (a)	17,795	1,066
Symantec Corp. (a)	59,575	1,114
TIBCO Software, Inc. (a)	37,935	1,157

		3,792

Specialty Retail—5.1%
Bed Bath & Beyond, Inc. (a)	10,235	673
Dick’s Sporting Goods, Inc.	39,050	1,878
Tractor Supply Co.	15,195	1,376

		3,927

Textiles, Apparel & Luxury Goods—1.2%
Michael Kors Holdings Ltd. (a)	20,485	954

Total Investments (cost—$67,279)—98.9%		76,740

Other assets less liabilities—1.1%		890

Net Assets—100.0%		$77,630

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

RCM Technology

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—92.6%
Automobiles—1.4%
Tesla Motors, Inc. (c)	398,965	$14,858

Chemicals—1.3%
Monsanto Co.	183,605	14,644
Wacker Chemie AG	100	9

		14,653

Communications Equipment—9.8%
ADTRAN, Inc.	100	3
Aruba Networks, Inc. (c)	280,685	6,254
Ciena Corp. (c)	100	2
Cisco Systems, Inc. (b)	1,611,370	34,080
Comverse Technology, Inc. (c)	59,239	407
JDS Uniphase Corp. (c)	100	1
Motorola Mobility Holdings, Inc. (c)	4,452	175
Motorola Solutions, Inc.	60,583	3,079
Polycom, Inc. (c)	100	2
QUALCOMM, Inc.	911,979	62,033
Telefonaktiebolaget LM Ericsson ADR	100	1

		106,037

Computers & Peripherals—17.6%
Apple, Inc. (b)(c)	154,381	92,547
Catcher Technology Co., Ltd.	613,000	4,345
Dell, Inc. (c)	100	2
EMC Corp. (b)(c)	1,113,135	33,260
Fusion-io, Inc. (c)	1,039,595	29,535
Hewlett-Packard Co.	23,200	553
NetApp, Inc. (c)	100	5
SanDisk Corp. (c)	291,520	14,457
Seagate Technology PLC	416,340	11,220
Western Digital Corp. (c)	121,295	5,020

		190,944

Construction & Engineering—1.2%
Fluor Corp.	970	58
Quanta Services, Inc. (c)	609,830	12,746

		12,804

Electrical Equipment—0.0%
EnerSys (c)	100	4

Electronic Equipment, Instruments & Components—0.8%
Hitachi Ltd.	1,256,000	8,126
LG Display Co., Ltd. (c)	100	3
LG Innotek Co., Ltd. (c)	1,000	87
Samsung Electro-Mechanics Co., Ltd.	170	15
TE Connectivity, Ltd.	100	4
TPK Holding Co., Ltd. (c)	1,050	17

		8,252

Financial Services—4.2%
MasterCard, Inc., Class A	30,945	13,013

	Shares	Value* (000s)
Visa, Inc., Class A (b)	279,210	$32,947

		45,960

Health Care Technology—0.9%
athenahealth, Inc. (c)	126,230	9,356

Hotels, Restaurants & Leisure—0.0%
Ctrip.com International Ltd. ADR (c)	100	2

Internet & Catalog Retail—3.8%
Amazon.com, Inc. (b)(c)	76,555	15,503
Groupon, Inc. (c)	100	2
NetFlix, Inc. (c)	137,325	15,798
Priceline.com, Inc. (c)	13,550	9,722

		41,025

Internet Software & Services—13.5%
Akamai Technologies, Inc. (c)	374,030	13,727
Alibaba.com Ltd. (c)	1,000	2
Baidu, Inc. ADR (b)(c)	161,390	23,526
eBay, Inc. (c)	205,400	7,577
ExactTarget, Inc. (c)	100	3
Google, Inc., Class A (b)(c)	77,945	49,981
Netease.com ADR (c)	167,200	9,714
Phoenix New Media Ltd. ADR (c)	294,611	2,165
Qihoo 360 Technology Co., Ltd. ADR (c)	182,500	4,462
Rackspace Hosting, Inc. (c)	551,155	31,851
Renren, Inc. ADR (c)	3,417	19
SINA Corp. (c)	43,290	2,814
Tencent Holdings Ltd.	100	3
Yahoo!, Inc. (c)	100	2

		145,846

IT Services—0.9%
Cognizant Technology Solutions Corp., Class A (c)	123,300	9,488
Tata Consultancy Services Ltd.	1,000	23

		9,511

Machinery—0.0%
Doosan Infracore Co., Ltd. (c)	1,000	19

Real Estate Investment Trust—0.0%
American Tower Corp.	290	18

Semiconductors & Semiconductor Equipment—13.1%
Aixtron SE	1,000	17
Analog Devices, Inc. (b)	210,997	8,524
Atmel Corp. (c)	100	1
Avago Technologies Ltd.	111,435	4,343
Broadcom Corp., Class A (c)	333,135	13,092
Cypress Semiconductor Corp. (c)	100	1
Epistar Corp.	4,000	10
First Solar, Inc. (c)	1,500	38

Schedule of Investments

RCM Technology

March 31, 2012 (unaudited) (continued)

	Shares	Value* (000s)
Hynix Semiconductor, Inc. (c)	142,000	$3,672
Intel Corp.	1,587,685	44,630
Lam Research Corp. (c)	136,815	6,105
Marvell Technology Group Ltd. (c)	797,955	12,552
Maxim Integrated Products, Inc.	77,500	2,216
Micron Technology, Inc. (c)	1,176,110	9,526
NXP Semiconductor NV (c)	100	3
ON Semiconductor Corp. (c)	100	1
Samsung Electronics Co., Ltd.	22,010	24,828
Skyworks Solutions, Inc. (c)	100	3
SMA Solar Technology AG	700	32
Taiwan Semiconductor Manufacturing Co., Ltd.	1,210,000	3,479
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	562,000	8,587
Texas Instruments, Inc.	21,200	712
Veeco Instruments, Inc. (c)	100	3

		142,375

Software—24.1%
Activision Blizzard, Inc. (b)	720,000	9,231
Ariba, Inc. (c)	387,027	12,660
Aspen Technology, Inc. (c)	918,985	18,867
Autodesk, Inc. (c)	26,670	1,129
Fortinet, Inc. (c)	66,230	1,831
Informatica Corp. (c)	100	5
Intuit, Inc. (b)	379,052	22,792
Microsoft Corp.	2,251,545	72,612
NetSuite, Inc. (c)	56,400	2,836
Nuance Communications, Inc. (c)	359,100	9,186
Oracle Corp. (b)	1,184,500	34,540
QLIK Technologies, Inc. (c)	307,000	9,824
Salesforce.com, Inc. (b)(c)	233,190	36,030
TIBCO Software, Inc. (b)(c)	887,446	27,067
VMware, Inc., Class A (c)	10,110	1,136
Zynga, Inc., Class A (c)	153,907	2,024

		261,770

Total Common Stock (cost—$760,916)		1,003,434

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE / Xinhua A50 China Index	1,000	1
iShares MSCI Emerging Markets Index	100	4

Total Exchange-Traded Funds (cost—$6)		5

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—4.9%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $52,837; collateralized by Fannie Mae, 4.00%, due 11/4/26, valued at $53,898 including accrued interest (cost—$52,837)	$52,837	$52,837

	Contracts
OPTIONS PURCHASED (c)—2.8%
Call Options—2.8%
Apple, Inc. (CBOE), strike price $595, expires 5/19/12	1,600	5,280
Groupon, Inc. (CBOE), strike price $20, expires 10/20/12	9,450	1,536
Microsoft Corp. (CBOE), strike price $30, expires 1/19/13	30,000	10,950
Salesforce.com, Inc. (CBOE), strike price $135, expires 1/19/13	1,300	4,238
SINA Corp. (CBOE), strike price $60, expires 1/18/14	3,240	7,703
Yahoo!, Inc. (CBOE), strike price $17.50, expires 1/19/13	12,000	1,044

Total Options Purchased (cost—$24,405)		30,751

Total Investments, before options written and securities sold short (cost—$838,164)—100.3%		1,087,027

OPTIONS WRITTEN (c)—(1.9)%
Call Options—(1.1)%
Activision Blizzard, Inc. (CBOE), strike price $12, expires 5/19/12	3,600	(360)
strike price $13, expires 5/19/12	3,600	(133)
Akamai Technologies, Inc. (CBOE), strike price $40, expires 8/18/12	3,490	(890)
Amazon.com, Inc. (CBOE), strike price $200, expires 7/21/12	960	(1,546)
Apple, Inc. (CBOE), strike price $665, expires 5/19/12	1,600	(1,424)
Cognizant Technology Solutions Corp. (CBOE), strike price $72.50, expires 10/20/12	600	(546)
strike price $75, expires 10/20/12	633	(478)

Schedule of Investments

RCM Technology

March 31, 2012 (unaudited) (continued)

	Contracts	Value* (000s)
Mastercard, Inc. (CBOE), strike price $360, expires 7/21/12	320	$(2,272)
Micron Technology, Inc. (CBOE), strike price $10, expires 7/21/12	10,905	(414)
Nuance Communications, Inc. (CBOE), strike price $29, expires 7/21/12	3,260	(245)
Rackspace Hosting, Inc. (CBOE), strike price $60, expires 9/22/12	2,722	(1,524)
SINA Corp. (CBOE), strike price $77.50, expires 6/16/12	3,200	(1,232)
Texas Instruments, Inc. (CBOE), strike price $33, expires 7/21/12	2,230	(450)
Yahoo!, Inc. (CBOE), strike price $20, expires 1/19/13	17,000	(680)

		(12,194)

Put Options—(0.8)%
Groupon, Inc. (CBOE), strike price $13, expires 10/20/12	9,450	(1,488)
Microsoft Corp. (CBOE), strike price $22.50, expires 1/19/13	19,000	(798)
strike price $25, expires 1/19/13	3,000	(201)
strike price $27, expires 1/19/13	5,270	(538)
Salesforce.com, Inc. (CBOE), strike price $100, expires 1/19/13	1,300	(585)
SINA Corp. (CBOE), strike price $40, expires 1/18/14	1,560	(1,248)
strike price $45, expires 1/18/14	1,680	(1,730)
Yahoo!, Inc. (CBOE), strike price $10, expires 1/19/13	18,076	(669)
strike price $12.50, expires 1/19/13	10,000	(820)

		(8,077)

Total Options Written (premiums received—$28,474)		(20,271)

	Shares
SECURITIES SOLD SHORT—(4.0)%
Common Stock—(1.5)%
Communications Equipment—(1.0)%
Juniper Networks, Inc. (c)	220,470	(5,044)
Nokia Oyj ADR	9,770	(54)
Riverbed Technology, Inc. (c)	206,359	(5,795)

		(10,893)

Electrical Equipment—(0.0)%
Nidec Corp.	1,000	(91)

	Shares	Value* (000s)
Internet Software & Services—(0.5)%
Equinix, Inc. (c)	1,000	$(158)
Youku.com, Inc. ADR (c)	230,400	(5,067)

		(5,225)

Semiconductors & Semiconductor Equipment—(0.0)%
LDK Solar Co., Ltd. ADR (c)	100	(—	)(d)

Total Common Stock (proceeds received—$16,583)		(16,209)

Exchange-Traded Funds—(2.5)%
SPDR S&P 500 ETF Trust, Ser. 1 (proceeds received—$26,978)	194,330	(27,346)

Total Securities Sold Short (proceeds received—$43,561)		(43,555)

Total Investments, net of options written and securities sold short (cost—$766,129) (a)—94.4%		1,023,201

Other assets less other liabilities—5.6%		60,563

Net Assets—100.0%		$1,083,764

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities (including securities sold short) with a net value of $44,596, representing 4.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written and securities sold short.
(c)	Non-income producing.
(d)	Amount less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

SPDR—Standard & Poor’s Depositary Receipts

Other Investments

RCM Technology

Transactions in options written for the nine months ended March 31, 2012 (amounts in thousands except for number of contracts):

	Contracts	Premiums
Options outstanding, June 30, 2011	294,676	$84,375
Options written	344,436	74,879
Options terminated in closing transactions	(314,396)	(80,018)
Options exercised	(3,863)	(1,002)
Options expired	(197,397)	(49,760)

Options outstanding, March 31, 2012	123,456	$28,474

Schedule of Investments

RCM Wellness

March 31, 2012 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.4%
Biotechnology—12.7%
AEterna Zentaris, Inc. (d)	892,600	$1,910
Alnylam Pharmaceuticals, Inc. (d)	116,075	1,285
Ardea Biosciences, Inc. (d)	102,776	2,237
Biogen Idec, Inc. (d)	27,500	3,464
Celgene Corp. (d)	30,525	2,366
Codexis, Inc. (d)	13,170	48
Halozyme Therapeutics, Inc. (d)	115,750	1,477
Medivation, Inc. (d)	14,230	1,063
Pharmacyclics, Inc. (d)	42,150	1,170
PolyMedix, Inc. (d)	870,000	1,044
Protalix BioTherapeutics, Inc. (d)	71,400	455
Sangamo Biosciences, Inc. (d)	48,210	236

		16,755

Food & Staples Retailing—3.4%
United Natural Foods, Inc. (d)	42,000	1,960
Whole Foods Market, Inc.	30,895	2,570

		4,530

Food Products—2.3%
Hain Celestial Group, Inc. (d)	60,265	2,640
SunOpta, Inc. (d)	86,095	472

		3,112

Health Care Equipment & Supplies—15.6%
Baxter International, Inc.	46,045	2,753
Cie Generale d’Optique Essilor International S.A.	16,965	1,513
Cooper Cos., Inc.	32,960	2,693
Covidien PLC	42,625	2,331
Edwards Lifesciences Corp. (d)	62,750	4,564
Hologic, Inc. (d)	94,590	2,038
St. Jude Medical, Inc.	104,905	4,648

		20,540

Health Care Providers & Services—25.8%
Acadia Healthcare Co., Inc. (d)	69,000	1,125
Aetna, Inc.	71,350	3,579
AMERIGROUP Corp. (d)	21,800	1,467
Cardinal Health, Inc. (c)	47,125	2,031
Centene Corp. (d)	55,610	2,723
DaVita, Inc. (d)	35,675	3,217
Express Scripts, Inc. (d)	73,975	4,008
Fresenius Medical Care AG & Co., KGaA	19,265	1,364
Fresenius SE & Co. KGaA	40,420	4,145
Mednax, Inc. (d)	35,835	2,665
UnitedHealth Group, Inc. (c)	109,180	6,435
Universal Health Services, Inc., Class B	29,250	1,226

		33,985

Health Care Technology—2.6%
Cerner Corp. (d)	44,330	3,376

	Shares	Value* (000s)
Industrial Conglomerates—1.0%
Danaher Corp.	24,110	$1,350

Life Sciences Tools & Services—3.8%
Agilent Technologies, Inc.	72,275	3,217
Illumina, Inc. (d)	8,300	437
Life Technologies Corp. (d)	27,165	1,326

		4,980

Personal Products—1.5%
Herbalife Ltd.	28,650	1,972

Pharmaceuticals—20.9%
Allergan, Inc.	65,685	6,268
Impax Laboratories, Inc. (d)	29,800	732
Novo Nordisk A/S, Class B	28,177	3,913
Perrigo Co.	31,430	3,247
Pfizer, Inc.	285,935	6,479
Sagent Pharmaceuticals, Inc. (d)	24,880	445
Shire PLC	115,205	3,686
Teva Pharmaceutical Industries Ltd. ADR	28,780	1,297
Watson Pharmaceuticals, Inc. (d)	22,015	1,476

		27,543

Specialty Retail—5.3%
Dick’s Sporting Goods, Inc.	53,730	2,583
Fielmann AG	29,375	2,824
Vitamin Shoppe, Inc. (d)	35,370	1,564

		6,971

Textiles, Apparel & Luxury Goods—2.5%
Adidas AG	26,500	2,071
Lululemon Athletica, Inc. (d)	17,445	1,303

		3,374

Total Common Stock (cost—$105,827)		128,488

	Units
WARRANTS—0.3%
Biotechnology—0.2%
PolyMedix, Inc., expires 4/11/16 (b)(d)	435,000	246

Pharmaceuticals—0.1%
Sunesis Pharmaceuticals, Inc., expires 10/6/15 (b)(d)	180,767	214

Total Warrants (cost—$226)		460

Schedule of Investments

RCM Wellness

March 31, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreements—2.4%
State Street Bank & Trust Co., dated 3/30/12, 0.01%, due 4/2/12, proceeds $3,129; collateralized by U.S. Treasury Notes, 2.125%, due 8/15/21, valued at $3,196 including accrued interest (cost—$3,129)	$3,129	$3,129

Total Investments (cost—$109,182) (a) —100.1%		132,077

Liabilities in excess of other assets—(0.1)%		(157)

Net Assets—100.0%		$131,920

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $19,516, representing 14.8% of net assets, were valued utilizing modeling tools provided by a third party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $460, representing 0.3% of net assets.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no open options written transactions outstanding at March 31, 2012, however the Fund had securities segregated as collateral for any transactions in the future.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the closing net asset value per share as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Secuities purchased on a when-issued or delayed-delivery basis are marked to market daily until settled at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is normally determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time each Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fund Merger

Prior to the opening of business on May 7, 2012, the Allianz RCM Mid-Cap Fund acquired all assets and liabilities of the Allianz AGIC Target Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2012 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments for more detailed information on Investments in Securities)(amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/12
AGIC Emerging Markets Opportunities:
Investments in Securities - Assets
Common Stock:
Brazil	$17,461	—	—	$17,461
China	1,297	$18,362	—	19,659
Colombia	2,419	—	—	2,419
Korea (Republic of)	336	18,878	—	19,214
Mexico	2,469	—	—	2,469
Peru	500	—	—	500
Russian Federation	4,326	1,887	$787	7,000
Taiwan	584	11,628	—	12,212
All Other	—	26,536	—	26,536
Preferred Stock:
Brazil	217	—	—	217
Russian Federation	—	—	1,245	1,245
Warrants	15	—	—	15
Repurchase Agreements	—	1,532	—	1,532

Total Investments	$29,624	$78,823	$2,032	$110,479

AGIC Global:
Investments in Securities - Assets
Common Stock:
Australia	—	$552	—	$552
Belgium	—	430	—	430
France	—	1,648	—	1,648
Germany	—	485	—	485
Indonesia	—	359	—	359
Italy	—	1,316	—	1,316
Japan	—	1,358	—	1,358
Malaysia	—	370	—	370
Norway	—	328	—	328
Singapore	—	380	—	380
Sweden	—	366	—	366
Thailand	—	319	—	319
United Kingdom	—	4,012	—	4,012
All Other	$13,594	—	—	13,594
Preferred Stock	—	343	—	343
Repurchase Agreements	—	464	—	464

Total Investments	$13,594	$12,730	—	$26,324

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/12
AGIC Growth:
Investments in Securities - Assets
Common Stock	$654,309	—	—	$654,309

AGIC Income & Growth:
Investments in Securities - Assets
Common Stock	$323,241	—	—	$323,241
Corporate Bonds & Notes:
Financial Services	3,504	$22,338	—	25,842
Oil & Gas	—	23,854	$2,405	26,259
All Other	—	257,790	—	257,790
Convertible Bonds	—	280,811	—	280,811
Convertible Preferred Stock:
Diversified Financial Services	2,743	3,437	—	6,180
Financial Services	4,175	2,806	—	6,981
Household Durables	—	936	—	936
Insurance	4,459	410	—	4,869
IT Services	—	693	—	693
Oil & Gas	—	420	—	420
Road/Rail	—	3,580	—	3,580
All Other	16,607	—	—	16,607
Repurchase Agreements	—	25,175	—	25,175

Total Investments in Securities - Assets	$354,729	$622,250	$2,405	$979,384

Investments in Securities - Liabilities
Options Written, at value:
Market Price	(1,296)	$(2)	—	$(1,298)

Total Investments	$353,433	$622,248	$2,405	$978,086

AGIC International Managed Volatility:
Investments in Securities - Assets
Common Stock	—	$64,482	—	$64,482
Repurchase Agreements	—	1,602	—	1,602

Total Investments	—	$66,084	—	$66,084

AGIC Opportunity:
Investments in Securities - Assets
Common Stock	$226,365	—	—	$226,365
Repurchase Agreements	—	$1,074	—	1,074

Total Investments	$226,365	$1,074	—	$227,439

AGIC Pacific Rim:
Investments in Securities - Assets
Common Stock:
Australia	$471	$8,098	—	$8,569
China	3,104	9,373	—	12,477
Japan	1,356	53,323	—	54,679
Taiwan	572	546	—	1,118
All Other	—	16,935	—	16,935
Repurchase Agreements	—	1,604	—	1,604

Total Investments	$5,503	$89,879	—	$95,382

AGIC Target:
Investments in Securities - Assets
Common Stock	$297,978	—	—	$297,978
Repurchase Agreements	—	$9,163	—	9,163

Total Investments	$297,978	$9,163	—	$307,141

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/12
AGIC U.S. Managed Volatility:
Investments in Securities - Assets
Common Stock	$14,230	—	—		$14,230
Repurchase Agreements	—	$112	—		112

Total Investments	$14,230	$112	—		$14,342

NFJ All-Cap Value:
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	$2,777	—	—	(a)	$2,777
All Other	21,319	—	—		21,319
Preferred Stock	—	—	—	(a)	—	(a)
Repurchase Agreements	—	$821	—		821

Total Investments	$24,096	$821	—	(a)	$24,917

(a) Securities are fair-valued at $0.

NFJ Dividend Value:
Investments in Securities - Assets
Common Stock	$7,994,243	—	—		$7,994,243
Mutual Funds	25,000	—	—		25,000
Repurchase Agreements	—	$222,218	—		222,218

Total Investments	$8,019,243	$222,218	—		$8,241,461

NFJ International Value:
Investments in Securities - Assets
Common Stock:
China	$19,758	$35,681	—		$55,439
France	58,227	70,292	—		128,519
Germany	—	20,469	—		20,469
Hong Kong	—	37,276	—		37,276
Japan	156,037	182,157	—		338,194
Netherlands	19,537	57,035	—		76,572
Norway	38,615	18,748	—		57,363
United Kingdom	298,230	37,374	—		335,604
All Other	936,188	—	—		936,188
Repurchase Agreements	—	89,331	—		89,331

Total Investments	$1,526,592	$548,363	—		$2,074,955

NFJ Large-Cap Value:
Investments in Securities - Assets
Common Stock	$964,944	—	—		$964,944
Repurchase Agreements	—	$4,704	—		4,704

Total Investments	$964,944	$4,704	—		$969,648

NFJ Mid-Cap Value:
Investments in Securities - Assets
Common Stock	$720,061	—	—		$720,061
Mutual Funds	7,607				7,607
Repurchase Agreements	—	$21,773	—		21,773

Total Investments	$727,668	$21,773	—		$749,441

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/12
NFJ Small-Cap Value:
Investments in Securities - Assets
Common Stock	$7,005,887	—	—	$7,005,887
Mutual Funds	87,487	—	—	87,487
Repurchase Agreements	—	$251,863	—	251,863

Total Investments	$7,093,374	$251,863	—	$7,345,237

RCM Focused Growth:
Investments in Securities - Assets
Common Stock	$7,288	—	—	$7,288
Repurchase Agreements	—	$695	—	695

Total Investments in Securities - Assets	$7,288	$695	—	$7,983

Investments in Securities - Liabilities
Securities Sold Short, at value	$(363)	—	—	$(363)

Total Investments	$6,925	$695	—	$7,620

RCM Global Commodity Equity:
Investments in Securities - Assets
Common Stock:
Australia	—	$1,058	—	$1,058
Austria	—	575	—	575
China	—	1,205	—	1,205
France	—	790	—	790
Germany	—	874	—	874
Indonesia	—	349	—	349
Italy	—	329	—	329
Japan	—	1,568	—	1,568
Malaysia	—	439	—	439
Norway	—	915	—	915
Singapore	—	1,051	—	1,051
United Kingdom	$921	4,946	—	5,867
All Other	28,947	—	—	28,947
Repurchase Agreements	—	1,953	—	1,953

Total Investments	$29,868	$16,052	—	$45,920

RCM Global Small-Cap Fund:
Investments in Securities - Assets
Common Stock:
Australia	—	$242	—	$242
Austria	—	1,229	—	1,229
Bermuda	—	173	—	173
China	$188	1,156	—	1,344
Denmark	—	708	—	708
France	—	1,196	—	1,196
Germany	—	2,667	—	2,667
Hong Kong	28	573	—	601
Ireland	237	785	—	1,022
Italy	—	483	—	483
Japan	—	7,444	—	7,444
Korea (Republic of)	—	1,138	—	1,138
Netherlands	—	1,221	—	1,221
Norway	—	1,622	—	1,622
Philippines	—	637	—	637
Sweden	—	2,578	—	2,578
Switzerland	571	1,229	—	1,800
Taiwan	—	617	—	617
United Kingdom	—	3,365	—	3,365
All Other	52,139	—	—	52,139
Repurchase Agreements	—	726	—	726

Total Investments	$53,163	$29,789	—	$82,952

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/12
RCM Large-Cap Growth:
Investments in Securities - Assets
Common Stock	$423,584	—	—	$423,584
Repurchase Agreement	—	$8,328	—	8,328

Total Investments	$423,584	$8,328	—	$431,912

RCM Mid-Cap:
Investments in Securities - Assets
Common Stock	$76,740	—	—	$76,740

RCM Technology:
Investments in Securities - Assets
Common Stock:
Chemicals	$14,644	$9	—	$14,653
Computers & Peripherals	186,599	4,345	—	190,944
Electronic Equipment, Instruments & Components	4	8,248	—	8,252
Internet Software & Services	145,841	5	—	145,846
IT Services	9,488	23	—	9,511
Machinery	—	19	—	19
Semiconductors & Semiconductor Equipment	110,337	32,038	—	142,375
All Other	491,834	—	—	491,834
Exchange-Traded Funds	5	—	—	5
Repurchase Agreements	—	52,837	—	52,837
Options Purchased:
Market Price	30,751	—	—	30,751

Total Investments in Securities - Assets	$989,503	$97,524	—	$1,087,027

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(20,271)	—	—	$(20,271)
Securities Sold Short, at value:
Common Stock:
Electrical Equipment	—	$(91)	—	(91)
All Other	(16,118)	—	—	(16,118)
Exchange Traded Funds	(27,346)	—	—	(27,346)

Total Investments in Securities - Liabilities	$(63,735)	$(91)	—	$(63,826)

Total Investments	$925,768	$97,433	—	$1,023,201

RCM Wellness:
Investments in Securities - Assets
Common Stock:
Health Care Equipment & Supplies	$19,027	$1,513	—	$20,540
Health Care Providers & Services	28,476	5,509	—	33,985
Pharmaceuticals	19,944	7,599	—	27,543
Specialty Retail	4,147	2,824	—	6,971
Textiles, Apparel & Luxury Goods	1,303	2,071	—	3,374
All Other	36,075	—	—	36,075
Warrants	—		$460	460
Repurchase Agreements	—	3,129	—	3,129

Total Investments	$108,972	$22,645	$460	$132,077

There were no significant transfers between Levels 1 and 2 during the nine months ended March 31, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2012, was as follows (amounts in thousands):

	Beginning Balance 6/30/11		Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/ Depreciation		Transfers into Level 3	Transfers out of Level 3*	Ending Balance 3/31/12
AGIC Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$2,760		$221	$(1,646)	—	$(269)		$(279)		—	—	$787
Preferred Stock:
Russian Federation	—		1,003	(3)	—	—		245		—	—	1,245

Total Investments	$2,760		$1,224	$(1,649)	—	$(269)		$(34)		—	—	$2,032

The net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Emerging Market Opportunities held at March 31, 2012 was $151.

AGIC Global:
Investments in Securities—Assets
Common Stock:
China	$—	(a)	—	—	—	($657	)(b)	$657	(b)	—	—	—

(a) Security is fair-valued at $0.
(b) Security deemed worthless and removed from AGIC Global’s Schedule of Investments.

AGIC Income & Growth:
Investments in Securities—Assets
Corporate Bonds & Notes:
Oil & Gas	—		$3,176	$(873)	$1	$13		$88		—	—	$2,405
Convertible Bonds:
Technology	$2,440		778	—	—	—		215		—	$(3,433)	—

Total Investments	$2,440		$3,954	$(873)	$1	$13		$303		—	$(3,433)	$2,405

*Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Income & Growth held at March 31, 2012 was $88.

NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock:
Oil, Gas & Consumable Fuels	$—	(a)	—	—	—	—		—		—	—	$—	(a)
Preferred Stock	—	(a)	—	—	—	—		—		—	—	—	(a)

Total Investments	$—	(a)	—	—	—	—		—		—	—	$—	(a)

(a) Securities are fair-valued at $0.

There was no change in unrealized appreciation/depreciation of Level 3 investments which NFJ All-Cap Value held at March 31, 2012

RCM Global Small-Cap:
Investments in Securities—Assets
Common Stock:
China	$—	(a)	—	—	—	$(723	)(b)	$723	(b)	—	—	—

(a) Security is fair-valued at $0.
(b) Security deemed worthless and removed from RCM Global Small Cap's Schedule of Investments.

RCM Technology:
Investments in Securities—Assets
Common Stock:
Software	$3,124		—	$(606)	—	$(32,411)		$29,893		—	—	—

Investments in Securities—Liabilities
Options written, at value:
Market Price	$(106)		—	—	—	$1,816	(a)	$(1,710	)(a)	—	—	—

Total Investments	$3,018		—	$(606)	—	$(30,595)		$28,183		—	—	—

(a) Options written contracts expired.

RCM Wellness:
Investments in Securities—Assets
Warrants	$247		—	—	—	—		$213		—	—	$460

At March 31, 2012, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were as follows (amounts in thousands):

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AGIC Emerging Markets Opportunities	$96,576	$15,626	$1,723	$13,903
AGIC Global	20,756	6,124	556	5,568
AGIC Growth	483,466	172,756	1,913	170,843
AGIC Income & Growth	1,010,740	21,946	53,302	(31,356)
AGIC International Managed Volatility	65,576	2,245	1,737	508
AGIC Opportunity	212,270	25,812	10,643	15,169
AGIC Pacific Rim	87,103	11,080	2,801	8,279
AGIC Target	239,967	70,487	3,313	67,174
AGIC U.S. Managed Volatility	13,730	752	140	612
NFJ All-Cap Value	23,579	2,774	1,436	1,338
NFJ Dividend Value	7,678,253	1,085,617	522,409	563,208
NFJ International Value	1,969,292	213,038	107,375	105,663
NFJ Large-Cap Value	835,427	155,521	21,300	134,221
NFJ Mid-Cap Value	625,838	150,131	26,528	123,603
NFJ Small-Cap Value	5,545,160	1,979,748	179,671	1,800,077
RCM Focused Growth	6,833	1,253	103	1,150
RCM Global Commodity Equity	43,993	3,493	1,566	1,927
RCM Global Small-Cap	67,617	18,227	2,892	15,335
RCM Large-Cap Growth	345,590	96,166	9,844	86,322
RCM Mid-Cap	68,195	9,984	1,439	8,545
RCM Technology	852,170	239,558	4,701	234,857
RCM Wellness	109,674	23,652	1,249	22,403

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel
President

Date: May 24, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: May 24, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 24, 2012